UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7432
                                                     ---------------------

                  Nuveen Premium Income Municipal Fund 4, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  ANNUAL REPORT October 31, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

NUVEEN PREMIUM INCOME MUNICIPAL FUND
NPI

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2
NPM

NUVEEN PREMIUM INCOME MUNICIPAL FUND 4
NPT

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

photo of: Man catching falling boy
photo of: Women and Girls digging for seashell

Logo: NUVEEN Investments

FASTER INFORMATION
  RECEIVE YOUR
        NUVEEN FUND REPORT
            ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).



--------------------------------------------------------------------------------
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.


Dear Shareholder

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NPI, NPM, NPT)

Portfolio Managers'
               COMMENTS

Portfolio managers Tom Spalding and Dan Solender discuss U.S. economic and market conditions, key investment strategies, and the annual performance of these national Funds. A 27-year veteran of Nuveen, Tom has managed NPT since January 2003. Tom recently turned over portfolio management responsibility for NPI (in August 2003) and NPM (in October 2003) to Dan, who has 16 years of investment experience.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003?

Over the 12-month reporting period, the two greatest influences on the general economy continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense helped to fuel an 8.2% year-over-year jump in the third-quarter Gross Domestic Product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control throughout the period.

In the municipal market, the slower rate of economic recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the 12-month period ended October 31, 2003.

During the first 10 months of 2003, municipal supply nationally remained robust, with $319.9 billion in new bonds, up 8% over the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                   TOTAL     LEHMAN
                                  RETURN      TOTAL       LIPPER
           MARKET YIELD           ON NAV    RETURN1     AVERAGE2
----------------------------------------------------------------
                                  1 YEAR     1 YEAR       1 YEAR
                    TAXABLE-       ENDED      ENDED        ENDED
      10/31/03   EQUIVALENT3    10/31/03   10/31/03     10/31/03
----------------------------------------------------------------
NPI      6.83%         9.49%       6.58%      5.11%        8.08%
----------------------------------------------------------------
NPM      6.86%         9.53%       6.07%      5.11%        8.08%
----------------------------------------------------------------
NPT      6.81%         9.46%       4.12%      5.11%        8.08%
----------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended October 31, 2003, both NPI and NPM outperformed the unleveraged Lehman Brothers Municipal Bond Index, while NPT trailed this measure, and all three Funds lagged their Lipper peer group average. The use of leverage was one of the factors that influenced the performances of these Funds relative to the Lehman index over the past 12 months. While this is a strategy that carries some price risk and increased volatility, leveraging can provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates, and income is an important component of total return for any bond investment. However, in NPT, the benefits of leverage were offset to a large degree by the negative impact of price declines in specific holdings within the Fund.


1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 62 funds in the Lipper General Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Factors such as call exposure and portfolio trading activity, also affected the performances of the three Funds compared with their Lipper peer group. For example, at the beginning of this reporting period, these Funds held several multifamily housing issues. For the 12 months ended October 2003, the multifamily housing sector, as measured by the Lehman index, was among the poorer performers, lagging the general municipal market by more than 35 basis points. We have subsequently reduced NPT's position in these holdings.

Each of these Funds also held tobacco settlement bonds in their portfolios. In July 2003, the credit ratings on most tobacco bonds in their portfolios were downgraded to BBB from A, and the sector as a whole produced negative returns for the 12 months ended October 31, 2003. Recently, however, in the wake of legal developments more favorable to the tobacco companies, these bonds have shown some signs of recovery. Following an in-depth analysis of the tobacco sector, we believe that ongoing litigation will not affect the long-term quality and value provided by the tobacco settlement bonds. As a result, we have continued to hold and add to our tobacco investments as appropriate, while regularly evaluating the situation.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of these Funds benefited from their use of leverage. During the 12 months ended October 31, 2003, continued low short-term rates enabled us to increase NPI's dividend in March 2003. Leverage also helped to support the dividends of NPM and NPT. As of October 31, 2003, these two Funds had paid shareholders steady or increasing dividends for 35 and 41 consecutive months, respectively.

Even at these dividend levels, each Fund's common share net investment income during the period exceeded the amount of dividends paid to common shareholders. This excess net investment income, along with any excess net investment income from prior fiscal periods, was held in reserve by the Funds as undistributed net investment income (UNII) and is part of the Funds' net asset value. The Funds, over time, will pay all their net investment income out to common shareholders. However, UNII reserves may help the Funds maintain more stable common share dividend levels over time should the short-term rates the Funds pay on their MuniPreferred shares rise or net common share earnings otherwise decline.

Increased volatility in the fixed-income markets during the summer of 2003 led to an overall weakening of bond prices. The Funds' share prices and NAVs finished the period modestly lower than they had been at the beginning, with the exception of NPI, where the NAV was unchanged. As of October 31, 2003, all three Funds continued to trade at discounts to their common share NAVs.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities. We also continued to focus on managing the Funds' durations4 with the goal of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk. Over the past 12 months, we worked to bring the Funds' durations more closely in line with one another. As of October 31, 2003, the leverage-adjusted durations for these three Funds ranged from 9.57 to 10.35.

In line with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, had less inherent interest rate risk.

Although the overall increase in municipal issuance during 2003 has provided continued opportunities to make trades that would benefit the Funds, in recent months we have not seen as much volume as the market originally anticipated. In this environment, we have focused on bonds offering above-market coupons that can help support the Funds' dividends by generating cash flow. In addition, they can provide more protection from falling bond prices of similar maturities if rates should rise than lower coupons bond of similar maturities. We also focused on issues in the low AA/high A credit quality sectors that can add diversification. Both general obligation bonds and the health care sector have also provided opportunities to pick up incremental yield.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of October 31, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 79% to 82%.

Looking at bond calls, these Funds offer good levels of call protection over the next two years, with potential call exposure ranging from 14% in NPT to 17% in NPM during 2004 and 2005. The number of bond calls will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.


4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

Nuveen Premium Income Municipal Fund, Inc.
Performance
   OVERVIEW As of October 31, 2003


NPI



Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                  66%
AA                                   16%
A                                     9%
BBB                                   7%
NR                                    1%
BB or Lower                           1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.06
--------------------------------------------------
Common Share Net Asset Value                $14.87
--------------------------------------------------
Market Yield                                 6.83%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.49%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $948,312
--------------------------------------------------
Average Effective Maturity (Years)           19.05
--------------------------------------------------
Leverage-Adjusted Duration                    9.57
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/18/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.48%         6.58%
--------------------------------------------------
5-Year                         4.94%         5.04%
--------------------------------------------------
10-Year                        4.48%         5.66%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------
U.S. Guaranteed                                 9%
--------------------------------------------------


Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                         0.0785
Dec                         0.0785
Jan                         0.0785
Feb                         0.0785
Mar                         0.0800
Apr                         0.0800
May                         0.0800
Jun                         0.0800
Jul                         0.0800
Aug                         0.0800
Sep                         0.0800
Oct                         0.0800


Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                     14.20
                            14.07
                            14.12
                            13.65
                            13.71
                            13.98
                            13.84
                            13.77
                            13.90
                            14.08
                            13.76
                            13.86
                            14.00
                            14.07
                            14.26
                            14.15
                            14.20
                            14.19
                            14.23
                            14.09
                            13.97
                            14.26
                            14.17
                            14.20
                            14.32
                            14.50
                            14.65
                            14.85
                            15.23
                            15.29
                            15.40
                            14.97
                            15.08
                            15.20
                            15.01
                            14.45
                            13.86
                            14.07
                            13.91
                            13.86
                            13.95
                            14.06
                            14.17
                            14.20
                            14.21
                            14.31
                            14.05
                            13.96
10/31/03                    14.06


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Nuveen Premium Income Municipal Fund 2, Inc.
Performance
   OVERVIEW As of October 31, 2003


NPM



Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                  69%
AA                                   13%
A                                     9%
BBB                                   6%
NR                                    3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.25
--------------------------------------------------
Common Share Net Asset Value                $15.09
--------------------------------------------------
Market Yield                                 6.86%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.53%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $619,916
--------------------------------------------------
Average Effective Maturity (Years)           16.55
--------------------------------------------------
Leverage-Adjusted Duration                   10.22
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/23/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.57%         6.07%
--------------------------------------------------
5-Year                         3.40%         5.23%
--------------------------------------------------
10-Year                        6.49%         6.27%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         26%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------


Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                         0.0815
Dec                         0.0815
Jan                         0.0815
Feb                         0.0815
Mar                         0.0815
Apr                         0.0815
May                         0.0815
Jun                         0.0815
Jul                         0.0815
Aug                         0.0815
Sep                         0.0815
Oct                         0.0815


Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                     14.40
                            14.68
                            14.23
                            14.08
                            14.35
                            14.48
                            14.19
                            14.09
                            14.28
                            14.47
                            14.16
                            14.14
                            14.28
                            14.32
                            14.36
                            14.24
                            14.37
                            14.37
                            14.52
                            14.33
                            14.20
                            14.61
                            14.61
                            14.43
                            14.53
                            14.66
                            14.84
                            14.90
                            15.30
                            15.48
                            15.40
                            14.94
                            15.07
                            15.23
                            15.03
                            14.47
                            14.05
                            14.40
                            14.02
                            14.10
                            14.15
                            14.15
                            14.29
                            14.33
                            14.38
                            14.23
                            14.21
                            14.26
10/31/03                    14.25


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1047 per share.

Nuveen Premium Income Municipal Fund 4, Inc.
Performance
   OVERVIEW As of October 31, 2003


NPT



Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                  66%
AA                                   13%
A                                    10%
BBB                                   6%
NR                                    4%
BB or Lower                           1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $12.52
--------------------------------------------------
Common Share Net Asset Value                $13.15
--------------------------------------------------
Market Yield                                 6.81%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   9.46%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $568,776
--------------------------------------------------
Average Effective Maturity (Years)           17.56
--------------------------------------------------
Leverage-Adjusted Duration                   10.35
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/19/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.09%         4.12%
--------------------------------------------------
5-Year                         3.00%         3.40%
--------------------------------------------------
10-Year                        5.23%         4.90%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Nov                         0.0710
Dec                         0.0710
Jan                         0.0710
Feb                         0.0710
Mar                         0.0710
Apr                         0.0710
May                         0.0710
Jun                         0.0710
Jul                         0.0710
Aug                         0.0710
Sep                         0.0710
Oct                         0.0710



Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                     13.15
                            13.25
                            13.09
                            12.60
                            12.84
                            13.09
                            12.89
                            12.67
                            12.96
                            13.27
                            12.92
                            12.88
                            12.81
                            12.88
                            12.93
                            12.88
                            12.81
                            12.86
                            13.02
                            12.95
                            12.68
                            12.91
                            12.98
                            12.80
                            12.87
                            12.85
                            13.12
                            13.29
                            13.63
                            13.90
                            13.82
                            13.48
                            13.53
                            13.52
                            13.31
                            12.97
                            12.45
                            12.65
                            12.23
                            12.39
                            12.33
                            12.52
                            12.51
                            12.55
                            12.60
                            12.58
                            12.53
                            12.58
10/31/03                    12.52


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0021 per share.


Shareholder
           MEETING REPORT

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust
Bank, Chicago, Illinois.
                                                                               NPI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                Common and
             MuniPreferred  MuniPreferred
             shares voting  shares voting
                  together       together  MuniPreferred   MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                as a class     as a class       Series M       Series M2       Series T       Series W      Series TH       Series F
====================================================================================================================================
   William E. Bennett
   For          36,700,001             --             --              --             --             --             --             --
   Withhold      1,309,456             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Robert P. Bremner
   For          36,708,451             --             --              --             --             --             --             --
   Withhold      1,301,006             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Lawrence H. Brown
   For          36,738,225             --             --              --             --             --             --             --
   Withhold      1,271,232             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Jack B. Evans
   For          36,725,587             --             --              --             --             --             --             --
   Withhold      1,283,870             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Anne E. Impellizzeri
   For          36,658,262             --             --              --             --             --             --             --
   Withhold      1,351,195             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   William L. Kissick
   For          36,648,937             --             --              --             --             --             --             --
   Withhold      1,360,520             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Thomas E. Leafstrand
   For          36,690,444             --             --              --             --             --             --             --
   Withhold      1,319,013             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Peter R. Sawers
   For          36,694,481             --             --              --             --             --             --             --
   Withhold      1,314,976             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   William J. Schneider
   For                  --         15,189             --              --             --             --             --             --
   Withhold             --            207             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                --         15,396             --              --             --             --             --             --
====================================================================================================================================


                                       8

                                                                                           NPI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                Common and
             MuniPreferred  MuniPreferred
             shares voting  shares voting
                  together       together  MuniPreferred   MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                as a class     as a class       Series M       Series M2       Series T       Series W      Series TH       Series F
====================================================================================================================================
   Timothy R. Schwertfeger
   For                  --         15,187             --              --             --             --             --             --
   Withhold             --            209             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                --         15,396             --              --             --             --             --             --
====================================================================================================================================
   Judith M. Stockdale
   For          36,730,289             --             --              --             --             --             --             --
   Withhold      1,279,168             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
   Sheila W. Wellington
   For          36,669,125             --             --              --             --             --             --             --
   Withhold      1,340,332             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457             --             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO LENDING
   For          27,997,475          2,876             --              --             --             --             --             --
   Against       2,225,193            510             --              --             --             --             --             --
   Abstain       1,387,478             71             --              --             --             --             --             --
   Broker
     Non-Vote    6,399,311         11,939             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457         15,396             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO BORROWING
   For          27,878,520          2,875             --              --             --             --             --             --
   Against       2,321,785            519             --              --             --             --             --             --
   Abstain       1,409,841             63             --              --             --             --             --             --
   Broker
     Non-Vote    6,399,311         11,939             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457         15,396             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN
OF REORGANIZATION AND THE
TRANSACTIONS CONTEMPLATED THEREBY
   For          28,245,543          3,063            520             357            627            552            502            505
   Against       1,895,228            310             33               5             48            148             26             50
   Abstain       1,469,375             84             19              --             29             34             --              2
   Broker
    Non-Vote     6,399,311         11,939          2,129           1,443          2,039          2,144          2,205          1,979
------------------------------------------------------------------------------------------------------------------------------------
   Total        38,009,457         15,396          2,701           1,805          2,743          2,878          2,733          2,536
====================================================================================================================================


        Shareholder
            MEETING REPORT (continued)

                                                                             NPM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                Common and
             MuniPreferred  MuniPreferred
             shares voting  shares voting
                  together       together  MuniPreferred   MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                as a class     as a class       Series M        Series T       Series W      Series TH       Series F      Series F2
====================================================================================================================================
William E. Bennett
   For          23,924,442             --             --              --             --             --             --             --
   Withhold        545,934             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Robert P. Bremner
   For          23,931,381             --             --              --             --             --             --             --
   Withhold        538,995             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Lawrence H. Brown
   For          23,974,128             --             --              --             --             --             --             --
   Withhold        496,248             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Jack B. Evans
   For          23,929,312             --             --              --             --             --             --             --
   Withhold        541,064             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Anne E. Impellizzeri
   For          23,917,136             --             --              --             --             --             --             --
   Withhold        553,240             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
William L. Kissick
   For          23,913,852             --             --              --             --             --             --             --
   Withhold        556,524             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Thomas E. Leafstrand
   For          23,957,179             --             --              --             --             --             --             --
   Withhold        513,197             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Peter R. Sawers
   For          23,961,795             --             --              --             --             --             --             --
   Withhold        508,581             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
William J. Schneider
   For                  --         12,731             --              --             --             --             --             --
   Withhold             --             61             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                --         12,792             --              --             --             --             --             --
====================================================================================================================================


                                       10

                                                                         NPM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                Common and
             MuniPreferred  MuniPreferred
             shares voting  shares voting
                  together       together  MuniPreferred   MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                as a class     as a class       Series M        Series T       Series W      Series TH       Series F      Series F2
====================================================================================================================================
Timothy R. Schwertfeger
   For                  --         12,728             --              --             --             --             --             --
   Withhold             --             64             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                --         12,792             --              --             --             --             --             --
====================================================================================================================================
Judith M. Stockdale
   For          23,945,562             --             --              --             --             --             --             --
   Withhold        524,814             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
Sheila W. Wellington
   For          23,958,166             --             --              --             --             --             --             --
   Withhold        512,210             --             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376             --             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO LENDING
   For          17,196,364          2,490             --              --             --             --             --             --
   Against       1,104,637            128             --              --             --             --             --             --
   Abstain         743,327            168             --              --             --             --             --             --
   Broker
     Non-Vote    5,426,048         10,006             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376         12,792             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT RESTRICTION
WITH RESPECT TO BORROWING
   For          17,144,647          2,478             --              --             --             --             --             --
   Against       1,133,263            140             --              --             --             --             --             --
   Abstain         766,418            168             --              --             --             --             --             --
   Broker
     Non-Vote    5,426,048         10,006             --              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376         12,792             --              --             --             --             --             --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND
PLAN OF REORGANIZATION AND THE
TRANSACTIONS CONTEMPLATED THEREBY
   For          17,364,114          2,428            301             346            432            436            334            579
   Against         887,104            187              7              76             15             65             12             12
   Abstain         793,110            171            121              17             --             19              7              7
   Broker
     Non-Vote    5,426,048         10,006          1,463           2,326          1,441          2,063          1,531          1,182
------------------------------------------------------------------------------------------------------------------------------------
   Total        24,470,376         12,792          1,892           2,765          1,888          2,583          1,884          1,780
====================================================================================================================================


                                       11


Shareholder
         MEETING REPORT (continued)

                                                                                              NPT
------------------------------------------------------------------------------------------------------------------------------------

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                              Common and
                                                           MuniPreferred  MuniPreferred
                                                           shares voting  shares voting
                                                                together       together  MuniPreferred  MuniPreferred  MuniPreferred
                                                              as a class     as a class       Series M       Series T      Series T2
====================================================================================================================================
William E. Bennett
   For                                                        25,631,367             --             --             --             --
   Withhold                                                      745,366             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Robert P. Bremner
   For                                                        25,635,820             --             --             --             --
   Withhold                                                      740,913             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Lawrence H. Brown
   For                                                        25,627,896             --             --             --             --
   Withhold                                                      748,837             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Jack B. Evans
   For                                                        25,632,126             --             --             --             --
   Withhold                                                      744,607             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                        25,610,037             --             --             --             --
   Withhold                                                      766,696             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
William L. Kissick
   For                                                        25,614,362             --             --             --             --
   Withhold                                                      762,371             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                        25,618,494             --             --             --             --
   Withhold                                                      758,239             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Peter R. Sawers
   For                                                        25,653,996             --             --             --             --
   Withhold                                                      722,737             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
William J. Schneider
   For                                                                --         12,879             --             --             --
   Withhold                                                           --             18             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --         12,897             --             --             --
====================================================================================================================================


                                       12

                                                                                             NPT
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                              Common and
                                                           MuniPreferred  MuniPreferred
                                                           shares voting  shares voting
                                                                together       together  MuniPreferred  MuniPreferred  MuniPreferred
                                                              as a class     as a class       Series M       Series T      Series T2
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --         12,876             --             --             --
   Withhold                                                           --             21             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --         12,897             --             --             --
====================================================================================================================================
Judith M. Stockdale
   For                                                        25,650,898             --             --             --             --
   Withhold                                                      725,835             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
Sheila W. Wellington
   For                                                        25,630,281             --             --             --             --
   Withhold                                                      746,452             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO LENDING
   For                                                        17,788,061          2,906             --             --             --
   Against                                                     1,356,096            211             --             --             --
   Abstain                                                       952,845            112             --             --             --
   Broker Non-Vote                                             6,279,731          9,668             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733         12,897             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO BORROWING
   For                                                        17,749,610          2,898             --             --             --
   Against                                                     1,394,915            219             --             --             --
   Abstain                                                       952,477            112             --             --             --
   Broker Non-Vote                                             6,279,731          9,668             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733         12,897             --             --             --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS CONTEMPLATED THEREBY
   For                                                        17,947,370          2,911            374            735            242
   Against                                                     1,191,704            202             15             28              6
   Abstain                                                       957,928            116             23             15             --
   Broker Non-Vote                                             6,279,731          9,668          1,573         1, 181         1, 020
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                      26,376,733         12,897          1,985         1, 959         1, 268
====================================================================================================================================


                                       10


          Shareholder
              MEETING REPORT (continued)

                                                                                             NPT
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS: (CONTINUED)

                                                           MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                                                                Series W      Series W2      Series TH       Series F      Series F2
====================================================================================================================================
William E. Bennett
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Robert P. Bremner
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Jack B. Evans
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
William L. Kissick
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Peter R. Sawers
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
William J. Schneider
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================


                                       14

                                                                                             NPT
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS: (CONTINUED)

                                                           MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred  MuniPreferred
                                                                Series W      Series W2      Series TH       Series F      Series F2
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Judith M. Stockdale
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
Sheila W. Wellington
   For                                                                --             --             --             --             --
   Withhold                                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO LENDING
   For                                                                --             --             --             --             --
   Against                                                            --             --             --             --             --
   Abstain                                                            --             --             --             --             --
   Broker Non-Vote                                                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO BORROWING
   For                                                                --             --             --             --             --
   Against                                                            --             --             --             --             --
   Abstain                                                            --             --             --             --             --
   Broker Non-Vote                                                    --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              --             --             --             --             --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF
REORGANIZATION AND THE TRANSACTIONS
CONTEMPLATED THEREBY
   For                                                               378            108            416            371            287
   Against                                                            27              1             64             54              7
   Abstain                                                            33              9             32              3              1
   Broker Non-Vote                                                 1,198            390          2,103          1,222            981
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           1,636            508          2,615          1,650          1,276
====================================================================================================================================

Report of
      INDEPENDENT AUDITORS




THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.
NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc. and Nuveen Premium Income Municipal Fund 4, Inc. as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc. and Nuveen Premium Income Municipal Fund 4, Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP


Chicago, Illinois
December 12, 2003

                            Nuveen Premium Income Municipal Fund, Inc. (NPI)
                            Portfolio of
                                   INVESTMENTS October 31, 2003
    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 0.4%

$       4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,         6/10 at 102.00         A1     $ 4,098,195
                 Series 2000, 6.125%, 12/01/16


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.4%

                Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
        2,000    5.250%, 9/01/17 - FGIC Insured                                           9/13 at 100.00        AAA       2,178,560
        2,035    5.250%, 9/01/18 - FGIC Insured                                           9/13 at 100.00        AAA       2,199,591

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement   6/10 at 100.00        BBB       8,856,600
                 Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.9%

        5,000   Arizona School Facilities Board, Certificates of Participation,           9/13 at 100.00        AAA       5,404,400
                 Series 2003B, 5.250%, 9/01/18 - FGIC Insured

        7,565   Pima County Industrial Development Authority, Arizona, Lease Obligation   1/04 at 102.00        AAA       7,970,862
                 Revenue Refunding Bonds, Tucson Electric Power Company - Irvington
                 Project, Series 1988A, 7.250%, 7/15/10 - FSA Insured

        4,130   University of Arizona, Certificates of Participation, Series 2002B,       6/12 at 100.00        AAA       4,377,428
                 5.125%, 6/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.2%

        3,500   Arkansas Development Finance Authority, Drivers License Revenue Bonds,    6/07 at 100.00        AAA       3,802,645
                 Arkansas State Police Headquarters and Wireless Data Equipment,
                 Series 1997, 5.400%, 6/01/18 - FGIC Insured

          480   City of Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,    12/10 at 100.00        AAA         518,520
                 Series 2000, 5.650%, 12/01/25 - AMBAC Insured

        1,000   Sebastian County Community Junior College District, Arkansas, General     4/09 at 100.00        AAA       1,168,490
                 Obligation Improvement Bonds, Series 1999, 5.950%, 4/01/29
                 (Pre-refunded to 4/01/09) - AMBAC Insured

        5,245   Board of Trustees of the University of Arkansas, Athletic Facilities      9/09 at 100.00        Aaa       5,431,565
                 Revenue Bonds, Razorback Stadium Project, Series 1999,
                 5.050%, 9/15/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 12.3%

                California Health Facilities Financing Authority, Revenue Bonds, Adventist
                Health System/West, Series 2003A:
        3,700    5.000%, 3/01/28                                                          3/13 at 100.00          A       3,432,157
        7,000    5.000%, 3/01/33                                                          3/13 at 100.00          A       6,421,380

       10,250   California State, General Obligation Veterans Welfare Bonds, Series      12/08 at 101.00        AAA      10,814,365
                 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax) - FSA Insured

        4,000   California Department of Water Resources, Power Supply Revenue Bonds,     5/12 at 101.00         A3       4,544,160
                 Series 2002A, 6.000%, 5/01/15

       23,725   State Public Works Board of the State of California, Lease Revenue       12/03 at 102.00        Aa2      24,269,014
                 Refunding Bonds, The Regents of the University of California, 1993
                 Series A, Various University of California Projects, 5.500%, 6/01/21

       11,395   California Public Works Board, Lease Revenue Bonds, Department of           No Opt. Call       Baa1      12,091,690
                 Corrections, Series 1993E, 5.500%, 6/01/15

        1,220   Martinez, California, Home Mortgage Revenue Bonds, Series 1983A,            No Opt. Call        AAA       1,774,832
                 10.750%, 2/01/16

       20,000   Pomona, California, GNMA/FNMA Collateralized Securities Program Single      No Opt. Call        AAA      26,592,800
                 Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23

        5,000   Sacramento Municipal Utility District, California, Electric Revenue       8/11 at 100.00        AAA       5,039,750
                 Bonds, Series 2001N, 5.000%, 8/15/28 - MBIA Insured


                                       17


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA (continued)

                San Bernardino Joint Powers Financing Authority, California, Tax Allocation
                Refunding Bonds, Series 1995A:
$       6,675    5.750%, 10/01/15 - FSA Insured                                          10/05 at 102.00        AAA     $ 7,338,628
       10,000    5.750%, 10/01/25 - FSA Insured                                          10/05 at 102.00        AAA      10,897,000

       10,000   San Joaquin Hills Transportation Corridor Agency, California, Toll Road     No Opt. Call        AAA       2,222,600
                 Refunding Revenue Bonds, Series 1997A, 0.000%, 1/15/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.9%

        1,635   Colorado Housing and Finance Authority, Single Family Program Senior      4/10 at 105.00         AA       1,705,534
                 Bonds, 2000 Series B-2, 7.250%, 10/01/31 (Alternative Minimum Tax)

        1,400   Colorado Housing and Finance Authority, Single Family Program Senior      5/07 at 105.00        Aa2       1,423,618
                 Bonds, 1997 Series B-2, 7.000%, 5/01/26 (Alternative Minimum Tax)

        1,025   Colorado Housing and Finance Authority, Single Family Program Senior     11/07 at 105.00        Aa2       1,027,275
                 Bonds, 1997 Series C-2, 6.875%, 11/01/28 (Alternative Minimum Tax)

        9,450   City and County of Denver, Colorado, Airport System Revenue Bonds,          No Opt. Call          A      11,666,970
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

       19,810   City and County of Denver, Colorado, Excise Tax Revenue Bonds,            3/11 at 100.00        AAA      21,872,023
                 Series 2001A, Colorado Convention Center Project, 5.500%, 9/01/18 -
                 FSA Insured

        8,315   Denver, Colorado, Special Facilities Airport Revenue Bonds, United Air    4/04 at 101.00         Ca       4,157,500
                 Lines, Inc. Project, Series 1992A, 6.875%, 10/01/32 (Alternative
                 Minimum Tax)#

          231   El Paso County, Colorado, FNMA Mortgage-Backed, Single Family               No Opt. Call        Aaa         242,192
                 Mortgage Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11

        4,000   Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds,      6/11 at 102.00        AAA       4,110,800
                 Senior Series 2001A, 5.250%, 6/15/41 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        1,930   State of Connecticut, General Obligation Bonds, Series 2001C,               No Opt. Call         AA       2,215,775
                 5.500%, 12/15/16


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.0%

        9,505   District of Columbia, Washington D.C. General Obligation Bonds,             No Opt. Call        AAA      11,152,026
                 Series 1998B, 6.000%, 6/01/20 - MBIA Insured

       13,120   District of Columbia Housing Finance Agency, GNMA Collateralized Single  12/04 at 103.00        AAA      13,280,851
                 Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26
                 (Alternative Minimum Tax)

       10,350   District of Columbia Revenue Bonds, Association of American Medical       8/07 at 102.00        AAA      10,659,051
                 Colleges Issue, Series 1997A, 5.375%, 2/15/27 - AMBAC Insured

       16,665   District of Columbia, University Revenue Bonds, Georgetown University      4/11 at 29.23        AAA       3,146,185
                 Issue, Series 2001A, 0.000%, 4/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.5%

        9,290   Florida Department of Transportation, Right-of-Way Acquisition and        7/05 at 101.00        AAA      10,086,432
                 Bridge Construction Bonds, Series 1995, 5.800%, 7/01/21
                 (Pre-refunded to 7/01/05)

        8,000   Hillsborough County Aviation Authority, Florida, Tampa International     10/13 at 100.00        AAA       8,544,160
                 Airport Revenue Bonds, Series 2003A, 5.375%, 10/01/16 (Alternative
                 Minimum Tax) - MBIA Insured

        5,000   Orange County Health Facility Authority, Florida, Hospital Revenue       11/10 at 101.00          A       5,418,350
                 Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2000,
                 6.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.9%

        4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue    No Opt. Call        AAA       5,866,520
                 Bonds, Refunding Series P, 6.250%, 7/01/20 - AMBAC Insured

        2,750   Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage         5/08 at 103.00        Aaa       2,924,818
                 Revenue Refunding Bonds, Plantation Oak Project, Series 2000,
                 6.350%, 11/20/39


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.4%

       10,000   State of Hawaii, General Obligation Bonds, Series 2003DA,                 9/13 at 100.00        AAA      10,618,600
                 5.250%, 9/01/21 - MBIA Insured

        3,000   Hawaii Department of Budget and Finance, Special Purpose Mortgage        12/03 at 101.00        BBB       3,028,860
                 Revenue Bonds, Citizens Utilities, Series 1993, 5.538%, 12/15/23
                 (Alternative Minimum Tax)


                                       18

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

$       5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,         9/10 at 100.00        Aaa     $ 5,153,050
                 Series 2000, 5.500%, 9/01/25 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.0%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project and          1/11 at 101.00        AAA      10,035,900
                 Refunding Series 2001A, 5.000%, 1/01/31 - MBIA Insured

        9,220   Chicago School Reform Board of Trustees of the Board of Education        12/07 at 102.00        AAA       9,432,798
                 of the City of Chicago, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 -
                 AMBAC Insured

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax Revenue, Series 1998-B1:
        8,890    0.000%, 12/01/16 - FGIC Insured                                            No Opt. Call        AAA       4,816,335
       10,000    0.000%, 12/01/20 - FGIC Insured                                            No Opt. Call        AAA       4,195,200
        9,900    0.000%, 12/01/24 - FGIC Insured                                            No Opt. Call        AAA       3,137,706

                Chicago School Reform Board of Trustees of the Board of
                Education of the City of Chicago, Illinois, Unlimited Tax
                General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
       15,000    0.000%, 12/01/21 - FGIC Insured                                            No Opt. Call        AAA       5,886,600
       10,000    0.000%, 12/01/23 - FGIC Insured                                            No Opt. Call        AAA       3,416,300

        9,000   City of Chicago, Illinois, Chicago-O'Hare International Airport, Special    No Opt. Call         Ca       2,340,000
                 Facility Revenue Bonds, United Air Lines, Inc. Project, Series 2001A,
                 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

        4,530   City of Chicago, Illinois, Chicago-O'Hare International Airport, General  1/04 at 102.00        AAA       4,640,940
                 Airport Second Lien, Revenue Refunding Bonds, 1993 Series C,
                 5.000%, 1/01/18 - MBIA Insured

          835   Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage        3/06 at 105.00        Aaa         839,350
                 Revenue Bonds, Series 1996A, 7.000%, 9/01/27 (Alternative Minimum Tax)

        1,915   Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage        9/07 at 105.00        Aaa       1,953,453
                 Revenue Bonds, Series 1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control Refunding       2/04 at 102.00        AAA       8,988,129
                 Revenue Bonds, Illinois Power Company Project, Series 1994A,
                 5.700%, 2/01/24 - MBIA Insured

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Highland Park       10/07 at 102.00        AAA       1,737,060
                 Hospital Project, Series 1997A, 5.750%, 10/01/26 (Pre-refunded to 10/01/07) - MBIA Insured

       13,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman Health       8/07 at 101.00        AAA      14,116,301
                 Systems, Series 1997, 5.250%, 8/01/27 - AMBAC Insured

        5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital      2/11 at 101.00        AAA       5,122,800
                 Obligated Group, Series 2001B, 5.250%, 2/15/34 - FSA Insured

        9,200   Metropolitan Pier and Exposition Authority, Illinois, McCormick Place    12/09 at 101.00        AAA       9,731,300
                 Expansion Project Bonds, Series 1999A, 5.500%, 12/15/24 - FGIC Insured

        3,000   Metropolitan Pier and Exposition Authority, Illinois, Series 1996A,         No Opt. Call        AAA       3,862,140
                 McCormick Place Hospitality Facilities Revenue Bonds, 7.000%, 7/01/26

        4,925   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and    No Opt. Call        AAA       5,817,558
                 Will Counties, Illinois, General Obligation Bonds, Series 1992A, 9.000%,
                 6/01/06 - AMBAC Insured

          785   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and    No Opt. Call        AAA         927,266
                 Will Counties, Illinois, General Obligation Bonds, Series 1992B, 9.000%,
                 6/01/06 - AMBAC Insured

        3,000   Upper Illinois River Valley Development Authority, Health Care           12/11 at 101.00       BBB+       3,140,070
                 Facilities Revenue Bonds, Series 2001, Morris Hospital Project,
                 6.625%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.3%

        5,000   Center Grove 2000 Building Corporation, Indiana, First Mortgage Bonds,    7/11 at 100.00        AAA       5,273,900
                 Series 2001, 5.500%, 1/15/26 - AMBAC Insured

        4,565   Indiana State Office Building Commission, Correctional Facilities         7/05 at 102.00        AAA       4,864,966
                 Program Revenue Bonds, Series 1995A, 5.500%, 7/01/20 - AMBAC Insured

        7,070   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series   6/13 at 100.00        AAA       7,607,108
                 2003A, 5.250%, 6/01/18 - FSA Insured


                                       19


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       8,000   Steuben County Middle School Building Corporation, Indiana, First         7/05 at 102.00        AAA     $ 8,854,320
                 Mortgage Bonds, Series 1995, 6.375%, 7/15/16 (Pre-refunded to
                 7/15/05) - MBIA Insured

        7,965   Wawasee Community School Corporation, Indiana, New Elementary and         1/12 at 101.00        AA-       8,670,779
                 Remodeling Building Corporation, First Mortgage Bonds, Series 2000,
                 5.750%, 1/15/20

        5,300   Whitley County Middle School Building Corporation, Columbia City,         1/04 at 102.00        AAA       5,463,240
                 Indiana, First Mortgage Bonds, Series 1994, 6.250%, 7/15/15
                 (Pre-refunded to 1/15/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.4%

                City of Des Moines, Iowa, General Obligation Bonds, Series 2000D:
        1,215    5.750%, 6/01/17 - MBIA Insured                                           6/08 at 100.00        AAA       1,359,816
        1,410    5.800%, 6/01/18 - MBIA Insured                                           6/08 at 100.00        AAA       1,581,061

        3,000   Iowa Financing Authority, Private College Revenue Refunding Bonds,       12/05 at 102.00        AAA       3,273,450
                 Drake University Project, Series 1996, 5.400%, 12/01/16 - MBIA Insured

        4,785   Iowa Finance Authority, Industrial Revenue Refunding Bonds, Series A 1989,  No Opt. Call        AAA       6,717,996
                 Urbandale Hotel Corporation Project, Remarketed, 8.500%, 8/01/16
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.3%

       11,000   Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed               6/08 at 105.00        Aaa      12,050,720
                 Securities Program, Single Family Revenue Bonds, Series 1998A-1,
                 6.500%, 12/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

        2,915   Jefferson Sales Tax District, Parish of Jefferson, Louisiana,            12/12 at 100.00        AAA       3,117,913
                 Special Sales Tax Revenue Bonds, Series 2002 Refunding,
                 5.250%, 12/01/19 - AMBAC Insured

        1,270   Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds,   9/09 at 101.00        Aaa       1,320,737
                 Series 2000A, 7.450%, 12/01/31 (Alternative Minimum Tax)

       11,860   Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds,     7/05 at 102.00        AAA      13,105,181
                 Series 1995-B, 6.375%, 7/01/25 (Pre-refunded to 7/01/05) - FGIC Insured

        7,660   Louisiana Public Facilities Authority, Extended Care Facilities Revenue     No Opt. Call        BBB       9,567,187
                 Bonds, Comm-Care Corporation Project, Series 1994, 11.000%, 2/01/14

        4,500   Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds,  5/11 at 101.00        BBB       3,602,970
                 Series 2001B, 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.4%

        3,600   Montgomery County Housing Opportunities Commission, Maryland,             7/10 at 100.00        Aaa       3,785,436
                 Multifamily Housing Development Bonds, Series 2000B, 6.200%, 7/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 7.5%

       10,000   Massachusetts Bay Transportation Authority, Assessment Bonds, 2000        7/10 at 100.00        AAA      10,361,900
                 Series A, 5.250%, 7/01/30

       13,000   Commonwealth of Massachusetts, General Obligation Bonds, Consolidated     6/10 at 100.00        AAA      15,220,660
                 Loan of 2000 Series B, 6.000%, 6/01/16 (Pre-refunded to 6/01/10)

       13,250   Commonwealth of Massachusetts, General Obligation Bonds, Consolidated     1/13 at 100.00        AAA      14,024,595
                 Loan, Series 2002E, 5.250%, 1/01/21 - FSA Insured

        4,000   Commonwealth of Massachusetts, General Obligation Bonds, Series          10/13 at 100.00        Aa2       4,187,160
                 2003D, 5.250%, 10/01/22

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery Revenue       12/08 at 102.00        BBB       2,775,308
                 Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.450%,
                 12/01/12 (Alternative Minimum Tax)

       14,750   Massachusetts Industrial Finance Agency, General Obligation Bonds,        7/07 at 102.00        AAA      15,251,500
                 Suffolk University, Series 1997, 5.250%, 7/01/27 - AMBAC Insured

        8,750   Massachusetts Housing Finance Agency, Rental Housing Mortgage             1/11 at 100.00        AAA       9,086,963
                 Revenue Bonds, 2001 Series A, 5.850%, 7/01/35 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.3%

                City of Detroit, Michigan, General Obligation Bonds, Series 2003A:
        3,565    5.250%, 4/01/22 - XLCA Insured                                           4/13 at 100.00        AAA       3,725,104
        1,275    5.250%, 4/01/23 - XLCA Insured                                           4/13 at 100.00        AAA       1,324,368


                                       20

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

                City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,
                Series 1995-A:
$       2,700    5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured                 7/05 at 100.00        AAA     $ 2,868,534
        7,850    5.000%, 7/01/25 - MBIA Insured                                           7/05 at 100.00        AAA       7,870,018

       10,510   Hudsonville Public Schools, Counties of Ottawa and Allegan, Michigan,     5/08 at 100.00        AAA      10,869,862
                 1997 School Building and Site and Refunding Bonds, General Obligation
                 Unlimited Tax, 5.150%, 5/01/22 - FGIC Insured

        9,625   Livonia Public Schools District, County of Wayne, State of Michigan,     11/03 at 102.00        AAA       9,885,645
                 1993 Refunding Bonds, General Obligation Unlimited Tax, 5.500%,
                 5/01/21 - FGIC Insured

        6,600   Michigan Housing Development Authority, Limited Obligation Multifamily    7/07 at 102.00        AAA       6,757,806
                 Mortgage Revenue Refunding Bonds, Forest Hills Regency Square Project,
                 Series 1999A, 5.750%, 7/01/29

        6,390   Charter County of Wayne, Michigan, Airport Revenue Bonds, Detroit        12/12 at 100.00        AAA       6,732,760
                 Metropolitan Airport, Series 2002D, 5.500%, 12/01/19 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.8%

                Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing
                Revenue Bonds, Rolling Hills Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                          8/11 at 105.00         A1       1,091,720
        2,000    6.200%, 2/20/43                                                          8/11 at 105.00         A1       2,176,440

          705   Minneapolis/St. Paul Housing Finance Board, Minnesota, FNMA/GNMA         11/04 at 102.00        AAA         716,477
                 Mortgage-Backed Securities Program, Single Family Mortgage Revenue
                 Bonds, Series 1994, 7.500%, 11/01/27 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/08 at 101.00        AAA       3,046,710
                 Airport Revenue Bonds, Series 1998A, 5.000%, 1/01/22 - AMBAC
                 Insured

        5,000   Minnesota Agricultural and Economic Development Board, Health Care       11/07 at 102.00        AAA       5,356,450
                 System Revenue Bonds, Series 1997A, Fairview Hospital and Healthcare
                 Services, 5.750%, 11/15/26 - MBIA Insured

       19,460   Housing and Redevelopment Authority of the City of Saint Paul,           11/15 at 103.00        AAA      24,001,964
                 Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project,
                 Series 1996, 7.100%, 11/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.6%

        2,760   Missouri Housing Development Commission, Homeownership Loan Program,      3/07 at 105.00        AAA       2,868,606
                 Single Family Mortgage Revenue Bonds, Series 1996C, 7.450%, 9/01/27
                 (Alternative Minimum Tax)

                Health and Educational Facilities Authority of the State of
                Missouri, Revenue Bonds, SSM Health Care System, Series 2001A:
        3,000    5.250%, 6/01/21 - AMBAC Insured                                          6/11 at 101.00        AAA       3,142,290
       14,150    5.250%, 6/01/28 - AMBAC Insured                                          6/11 at 101.00        AAA      14,513,938

        9,765   Missouri Housing Development Commission, Homeownership Loan               3/09 at 103.00        AAA      10,543,759
                 Program, Single Family Mortgage Revenue Bonds, Series 1999B-1,
                 6.700%, 9/01/30 (Alternative Minimum Tax)

       11,120   Francis Howell School District, Saint Charles County, Missouri, General     No Opt. Call        AAA      12,940,789
                 Obligation Bonds, Series 1994A Refunding, 7.800%, 3/01/08 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.1%

        8,500   Omaha, Nebraska, General Obligation Bonds, Convention Center Project,       No Opt. Call        AAA      10,684,415
                 Series 2000A, 6.500%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.2%

       15,000   Clark County, Nevada, General Obligation Bond Bank, Series 2001,          6/11 at 100.00        AAA      15,429,000
                 Southern Nevada Water Authority Loan, 5.250%, 6/01/26 - FGIC Insured

       14,810   Clark County School District, Nevada, General Obligation Bonds, Series   12/11 at 100.00        AAA      16,337,948
                 2001F, 5.500%, 6/15/18 - FSA Insured

       10,410   Clark County School District, Nevada, General Obligation Bonds, Series    6/12 at 100.00        AAA      11,352,417
                 2002C, 5.500%, 6/15/18 - MBIA Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000:
        6,425    0.000%, 1/01/29 - AMBAC Insured                                            No Opt. Call        AAA       1,597,641
       12,000    5.375%, 1/01/40 - AMBAC Insured                                          1/10 at 100.00        AAA      12,554,520

       29,410   Colorado River Commission, Nevada, General Obligation Limited Tax Bonds,  7/04 at 101.00         AA      30,282,007
                 Series 1994, 5.500%, 7/01/27


                                       21


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.7%

$       4,660   New Hampshire Housing Finance Authority, Single Family Mortgage           1/04 at 102.00        Aa2     $ 4,730,925
                 Revenue Bonds, 1993 Series B, 6.050%, 7/01/25

        1,760   New Hampshire Housing Finance Authority, Single Family Mortgage           7/06 at 102.00        Aa2       1,817,534
                 Acquisition Revenue Bonds, 1996 Series B, 6.400%, 1/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 8.6%

       10,150   Delaware River Port Authority, State of New Jersey and Pennsylvania,      1/10 at 100.00        AAA      10,933,682
                 Port District Project Bonds, Series 1999B, 5.625%, 1/01/26 -
                 FSA Insured

       10,000   Essex County Improvement Authority, New Jersey, General Obligation       10/10 at 100.00        Aaa      11,177,800
                 Guaranteed Lease Revenue Bonds, County Correctional Facility Project,
                 Series 2000, 6.000%, 10/01/25 - FGIC Insured

       13,730   New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue       10/07 at 101.50        AAA      14,243,914
                 Bonds, Series 1997U, 5.850%, 4/01/29 (Alternative Minimum Tax) -
                 MBIA Insured

                New Jersey Transportation Trust Fund Authority, Transportation System
                Bonds, Series 2003C:
        5,000    5.500%, 6/15/19                                                          6/13 at 100.00        AA-       5,470,550
        5,410    5.500%, 6/15/20                                                          6/13 at 100.00        AA-       5,901,282
        9,250    5.500%, 6/15/23                                                          6/13 at 100.00        AA-       9,946,803

       10,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2003A,      7/13 at 100.00        AAA      10,439,700
                 5.000%, 1/01/20 - FSA Insured

                New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000A:
        3,915    6.000%, 1/01/14                                                            No Opt. Call        AAA       4,644,599
        7,585    6.000%, 1/01/14 - MBIA Insured                                             No Opt. Call        AAA       8,935,358


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.0%

        2,200   Mew Mexico Mortgage Finance Authority, Single Family Mortgage Program     3/10 at 102.50        AAA       2,451,768
                 Bonds, 2000 Series D-2, 6.850%, 9/01/31 (Alternative Minimum Tax)

        5,585   Santa Fe County, New Mexico, Correctional System Gross Receipts Tax         No Opt. Call        AAA       6,564,330
                 Revenue Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.3%

       13,000   Erie County Tobacco Asset Securitization Corporation, New York, Senior    7/10 at 101.00        BBB      12,572,560
                 Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.250%, 7/15/40

       14,580   Long Island Power Authority, New York, Electric System General Revenue    6/08 at 101.00         A-      14,886,617
                 Bonds, Series 1998A, 5.250%, 12/01/26

        2,000   New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through        6/10 at 101.00        BBB       2,001,640
                 Bonds, Series 2000, 6.500%, 6/01/35

       10,000   City of New York, New York, General Obligation Bonds, Fiscal              2/06 at 101.50          A      10,888,800
                 Series 1996G, 5.750%, 2/01/07

                City of New York, New York, General Obligation Bonds, Fiscal Series 1997G:
          950    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                             10/07 at 101.00        Aaa       1,104,774
        5,050    6.000%, 10/15/26                                                        10/07 at 101.00          A       5,519,095

        5,000   City of New York, New York, General Obligation Bonds, Fiscal 2003 Series  6/13 at 100.00          A       5,283,850
                 J, 5.500%, 6/01/23

       12,500   City of New York, General Obligation Bonds, Fiscal 2003 Series D,        10/13 at 100.00          A      12,806,500
                 5.250%, 10/15/22

       16,000   New York City Municipal Water Finance Authority, New York, Water and      6/06 at 101.00        AAA      17,585,440
                 Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.750%, 6/15/26 -
                 MBIA Insured

        2,000   Dormitory Authority of the State of New York, Revenue Bonds, Department   7/06 at 102.00        AAA       2,132,000
                 of Health Issue, Series 1996, 5.500%, 7/01/25 - MBIA Insured

        4,000   New York State Energy Research and Development Authority, Facilities      3/04 at 101.00         A1       4,059,520
                 Revenue Bonds, Series 1993A, Consolidated Edison Company of New
                 York, Inc. Project, 6.000%, 3/15/28 (Alternative Minimum Tax)

        3,695   New York State Medical Care Facilities Finance Agency, Hospital and       2/04 at 102.00        AAA       3,800,123
                 Nursing Home FHA-Insured Mortgage Revenue Bonds, 1993 Series B,
                 5.500%, 2/15/22

       14,000   New York State Urban Development Corporation, Correctional and Youth        No Opt. Call        AA-      15,605,520
                 Facilities Service Contract Revenue Bonds, Series 2002A, 5.500%,
                 1/01/17 (Mandatory put 1/01/11)

        7,400   Tobacco Settlement Financing Corporation of New York State,               6/10 at 100.00        AA-       7,849,772
                 Asset-Backed Bonds, Series 2003-A1, 5.500%, 6/01/16


                                       22

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

                City of Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
$       5,785    5.250%, 6/01/22                                                          6/13 at 100.00        AA+     $ 6,075,812
        3,475    5.250%, 6/01/23                                                          6/13 at 100.00        AA+       3,630,506


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.2%

        9,650   Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long   2/10 at 102.00         AA      11,830,804
                 Term Care Inc., Series 1990, 7.625%, 2/15/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.1%

        4,265   County of Franklin, Ohio, Hospital Improvement Revenue Bonds, Series      5/11 at 101.00        Aaa       4,508,276
                 2001, Children's Hospital Project, 5.500%, 5/01/28 - AMBAC Insured

       12,360   State of Ohio, Turnpike Revenue Bonds, 1994 Series A, Issued by the Ohio  2/04 at 102.00        Aaa      12,776,408
                 Turnpike Commission, 5.750%, 2/15/24 (Pre-refunded to 2/15/04)

        2,720   Ohio State University, General Receipts Bonds, Series 2003B, 5.250%,      6/13 at 100.00         AA       2,893,618
                 6/01/20

        2,000   County of Richland, Ohio, Hospital Facilities Revenue Refunding Bonds,   11/10 at 101.00         A-       2,155,460
                 Series 2000A, MedCentral Health System Obligated Group, 6.125%,
                 11/15/16

        7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding and            10/10 at 100.00         A3       7,309,890
                 Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.2%

       15,650   Delaware Valley Regional Finance Authority, Pennsylvania, Local             No Opt. Call        AAA      17,174,936
                 Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 - AMBAC Insured

                Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds,
                Franklin and Marshall College, Series 2003C:
        1,340    5.250%, 4/15/15                                                          4/13 at 100.00         A+       1,452,654
        1,960    5.250%, 4/15/17                                                          4/13 at 100.00         A+       2,094,730

       10,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue       4/04 at 102.00        AA+      10,218,000
                 Bonds, Series 1993-37A, 5.450%, 10/01/17

        8,405   Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing   4/08 at 103.00        N/R       7,586,605
                 Mortgage Revenue Bonds, Cricket Court Apartments Project, Series
                 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)

        5,295   Philadelphia School District, Pennsylvania, General Obligation Bonds,     9/05 at 101.00        AAA       5,580,665
                 Series 1995B, 5.500%, 9/01/25 - AMBAC Insured

       14,000   State Public School Building Authority, Pennsylvania, Lease Revenue       6/13 at 100.00        AAA      14,560,700
                 Bonds, Philadelphia School District Project, Series 2003, 5.250%,
                 6/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%

        5,770   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X,  7/05 at 100.00         A-       5,844,491
                 5.500%, 7/01/25

------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.2%

        1,380   Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public      4/10 at 101.00        Aaa       1,547,836
                 Safety and Municipal Building Projects, Series 1999A, 5.625%, 4/01/15
                 - AMBAC Insured

       10,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership     10/09 at 100.00        AA+      10,243,500
                 Opportunity Bonds, Series 35-A, 5.800%, 10/01/32 (Alternative Minimum
                 Tax)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.9%

                Greenville County School District, South Carolina, Installment Purchase
                Revenue Bonds, Series 2003:
        5,090    5.250%, 12/01/18                                                        12/13 at 100.00        AA-       5,339,665
        3,595    5.250%, 12/01/20                                                        12/13 at 100.00        AA-       3,718,596
        1,865    5.250%, 12/01/21                                                        12/13 at 100.00        AA-       1,920,111

       15,000   South Carolina Jobs-Economic Development Authority, Hospital Revenue      8/13 at 100.00        BBB      15,411,150
                 Bonds, Palmetto Health Alliance, 2003C, 6.375%, 8/01/34

       12,500   Tobacco Settlement Revenue Management Authority, South Carolina,          5/11 at 101.00        BBB      11,014,500
                 Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28


                                       23


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.6%

$      10,205   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue      12/03 at 100.00        CCC     $ 7,125,233
                 Bonds, American Airlines, Inc. Project, Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

        3,289   Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue   12/10 at 105.00        Aaa       3,673,780
                 Bonds, GNMA Collateralized Mortgage Loan, Fairway Village Project,
                 Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

        3,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU      10/13 at 101.00        BBB       3,134,100
                 Energy Company LLC, Series 2003C, 6.750%, 10/01/38
                 (Alternative Minimum Tax)

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
        4,850    6.000%, 2/15/16 (Pre-refunded to 2/15/10)                                2/10 at 100.00        AAA       5,689,535
          175    6.000%, 2/15/16                                                          2/10 at 100.00        AAA         199,495

          865   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family     9/10 at 105.00        AAA         947,694
                 Mortgage Revenue Bonds, Series 2000A, 6.700%, 9/01/33 (Alternative
                 Minimum Tax)

       20,000   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue       11/11 at 100.00        AAA      20,454,800
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

       15,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds,      8/04 at 102.00        AAA      15,766,350
                 Series 1994, 5.300%, 8/15/13 - AMBAC Insured

                Harris County Hospital District, Texas, Revenue Refunding Bonds,
                Series 1990:
        4,205    7.400%, 2/15/10 - AMBAC Insured                                            No Opt. Call        AAA       4,735,419
        6,670    7.400%, 2/15/10 - AMBAC Insured                                            No Opt. Call        AAA       7,793,762

       19,125   Harris County, Texas, Hospital District, Refunding Revenue Bonds, Series  8/10 at 100.00        AAA      21,792,364
                 2000, 6.000%, 2/15/15 - MBIA Insured

        1,343   Heart of Texas Housing Finance Corporation, GNMA Collateralized           9/10 at 105.00        Aaa       1,466,945
                 Mortgage Loan, Multifamily Housing Revenue Bonds, Parkside Village
                 Project, Series 2000A, 7.400%, 9/20/35 (Alternative Minimum Tax)

        6,000   City of Houston, Texas, General Obligation Public Improvement Bonds,      3/11 at 100.00        AAA       6,647,160
                 Series 2001B, 5.500%, 3/01/15 - FSA Insured

        9,250   City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds,    7/10 at 100.00        AAA       9,768,370
                 Series 2000B, 5.500%, 7/01/30 - FSA Insured

        3,400   Lower Colorado River Authority, Texas, Improvement and Revenue            5/13 at 100.00        AAA       3,535,728
                 Refunding Bonds, Series 2003, 5.250%, 5/15/24 - AMBAC Insured

        1,505   Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds,  5/13 at 100.00        AAA       1,572,138
                 Transmission Services Corporation Project, Series 2003C, 5.250%,
                 5/15/23 - AMBAC Insured

        4,000   Tarrant County Health Facilities Development Corporation, Texas,         11/10 at 101.00          A       4,309,320
                 Hospital Revenue Bonds, Adventist Health System/ Sunbelt
                 Obligated Group, Series 2000, 6.700%, 11/15/30

       12,020   Tarrant County Health Facilities Development Corporation, Texas,         12/10 at 105.00        Aaa      14,055,467
                 Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan - Eastview
                 Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center,
                 Nursing Center and Mission Oaks Manor, Series 2000-A1,
                 7.625%, 12/20/32

        5,000   Tarrant Regional Water District, Texas, Water Revenue Bonds, Series 1999  3/13 at 100.00        AAA       5,411,650
                 Refunding and Improvement, 5.250%, 3/01/17 - FSA Insured

       10,000   Board of Regents of Texas A&M University, Revenue Financing System        5/09 at 100.00        AAA      10,554,100
                 Bonds, Series 1999, 5.550%, 5/15/29 - MBIA Insured

       25,000   Texas Turnpike Authority, Central Texas Turnpike System, First Tier         No Opt. Call        AAA       8,092,500
                 Revenue Bonds, Series 2002A, 0.000%, 8/15/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        3,840   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series    7/07 at 101.50        AAA       3,942,221
                 F, 5.750%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 1.0%

        9,465   Vermont Housing Finance Agency, Single Family Housing Bonds, Series       6/07 at 101.50        AAA       9,776,493
                 1997-9, 5.900%, 5/01/29 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

        4,900   City of Virginia Beach Development Authority, Virginia, Multifamily      10/14 at 100.00        N/R       4,706,101
                 Residential Rental Housing Revenue Bonds, Mayfair I & Mayfair II
                 Apartments Project, Series 1999, 7.500%, 10/01/39 (Alternative
                 Minimum Tax)


                                       24

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 7.3%

                Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro
                Consolidated System Revenue Bonds, Series 1997A:
$      11,820    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09)         7/07 at 102.00         AA     $12,010,657
                 (Mandatory put 7/01/24)
        8,000    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09)         7/07 at 102.00         AA       8,120,400
                 (Mandatory put 7/01/27)

        5,000   Snohomish County, Washington, Limited Tax General Obligation Bonds,      12/11 at 100.00        AAA       5,157,500
                 Series 2001, 5.250%, 12/01/26 - MBIA Insured

        4,750   Washington Health Care Facilities Authority, Revenue Bonds, Swedish      11/08 at 101.00        Aaa       4,848,278
                 Health Services, Series 1998, 5.125%, 11/15/22 - AMBAC Insured

       14,500   Washington Public Power Supply System, Nuclear Project No. 2, Refunding   7/08 at 102.00        Aa1      15,451,200
                 Revenue Bonds, Series 1998A, 5.000%, 7/01/12

                Washington Public Power Supply System, Nuclear Project No. 3, Refunding
                Revenue Bonds, Series 1997-A:
        5,220    5.250%, 7/01/14 - FSA Insured                                            7/07 at 102.00        AAA       5,676,750
        9,350    5.250%, 7/01/15                                                          7/07 at 102.00        Aa1       9,858,453

        7,775   Washington Public Power Supply System, Nuclear Project No. 3, Refunding   7/08 at 102.00        Aa1       8,072,161
                 Revenue Bonds, Series 1998A, 5.125%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        2,175   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,    10/11 at 100.00        BBB       2,226,852
                 Carroll College Inc. Project, Series 2001, 6.125%, 10/01/16

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     8/13 at 100.00          A       1,942,960
                 Wheaton Franciscan Services, Series 2003A, 5.250%, 8/15/25

        9,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     4/13 at 100.00       BBB+       9,307,080
                 Aurora Health Care, Series 2003, 6.400%, 4/15/33

        6,025   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     9/13 at 100.00         A-       6,225,512
                 Franciscan Sisters of Christian Health Care Ministry, Series 2003A,
                 6.000%, 9/01/22
------------------------------------------------------------------------------------------------------------------------------------
$   1,444,518   Total Long-Term Investments (cost $1,386,528,255) - 152.4%                                            1,445,970,979
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%

        1,425   Chester County Industrial Development Authority, Pennsylvania,                               VMIG-1       1,425,000
                 Archdiocese of Philadelphia, Variable Revenue Demand Bonds, Series
                 2001, 1.150%, 7/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       1,425   Total Short-Term Investments (cost $1,425,000)                                                            1,425,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,387,953,255) - 152.6%                                                      1,447,395,979
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                     25,916,215
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.4)%                                                       (525,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  948,312,194
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       25


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM)

                            Portfolio of
                                       INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.5%

$       3,150   Birmingham, Alabama, Waterworks and Sewer Board, Water and Sewer          1/13 at 100.00        AAA     $ 3,155,513
                 Revenue Bonds, Series 2002B, 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        2,850   Industrial Development Authority of the County of Maricopa, Arizona,      1/07 at 102.00        AAA       3,347,781
                 Multifamily Housing Revenue Bonds, Place Five and the Greenery
                 Apartments Projects, Series 1996A, 6.625%, 1/01/27

        3,285   Pima County Industrial Development Authority, Arizona, Lease Obligation   1/04 at 102.00        AAA       3,461,240
                 Revenue Refunding Bonds, Tucson Electric Power Company - Irvington
                 Project, Series 1988A, 7.250%, 7/15/10 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.6%

                California Educational Facilities Authority, Revenue Refunding Bonds,
                Loyola Marymount University, Series 2001A:
        3,255    0.000%, 10/01/23 - MBIA Insured                                            No Opt. Call        Aaa       1,127,402
        5,890    0.000%, 10/01/24 - MBIA Insured                                            No Opt. Call        Aaa       1,903,059
        7,615    0.000%, 10/01/25 - MBIA Insured                                            No Opt. Call        Aaa       2,321,128

        7,710   State of California State, General Obligation Veterans Welfare Bonds,    12/08 at 101.00        AAA       8,134,513
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum Tax) - FSA
                 Insured

        5,690   Department of Veterans Affairs of the State of California, Home Purchase  6/12 at 101.00        AAA       5,920,900
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured

                California Department of Water Resources, Power Supply Revenue Bonds,
                Series 2002A:
        4,000    6.000%, 5/01/15                                                          5/12 at 101.00         A3       4,544,160
        5,500    5.375%, 5/01/21                                                          5/12 at 101.00         A3       5,671,270

        7,150   State Public Works Board of the State of California, Lease Revenue       10/04 at 102.00      A3***       7,641,062
                 Bonds, Trustees of California State University, 1994 Series A, Various
                 California State University Projects, 6.375%, 10/01/19 (Pre-refunded to 10/01/04)

       17,500   California State Public Works Board, Lease Revenue Bonds, Department of  11/04 at 102.00        Aaa      18,867,975
                 Corrections, California State Prison at Monterey County - Soledad II,
                 Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

       30,000   Foothill-Eastern Transportation Corridor Agency, California, Toll Road      No Opt. Call        AAA      12,861,600
                 Revenue Bonds, Series 1995A, 0.000%, 1/01/21

        5,000   Los Angeles County Public Works Financing Authority, California,         10/04 at 102.00     Aa3***       5,332,750
                 Revenue Bonds, Regional Park and Open Space District, Series 1994A,
                 6.125%, 10/01/10 (Pre-refunded to 10/01/04)

                San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds,
                Series 1994:
        2,390    6.750%, 7/01/15 (Pre-refunded to 7/01/04) - FSA Insured                  7/04 at 102.00        AAA       2,528,931
        5,905    6.750%, 7/01/25 (Pre-refunded to 7/01/04) - FSA Insured                  7/04 at 102.00        AAA       6,248,258
          960    6.750%, 7/01/25 - FSA Insured                                            7/04 at 102.00        AAA       1,013,626

        5,605   County of San Joaquin, California, Certificates of Participation,         4/04 at 102.00       A***       5,847,360
                 1994 Solid Waste System Facilities Project, 6.600%, 4/01/19
                 (Pre-refunded to 4/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.5%

           15   Colorado Housing and Finance Authority, Single Family Program Senior     12/03 at 100.00        Aa2          15,020
                 Bonds, 1994 Series E, 8.125%, 12/01/24 (Alternative Minimum Tax)
                 (Pre-refunded to 12/01/03)

        1,060   Colorado Housing and Finance Authority, Single Family Program Senior     12/05 at 105.00        Aa2       1,075,137
                 Bonds, 1995 Series D, 7.375%, 6/01/26 (Alternative Minimum Tax)

          400   City and County of Denver, Colorado, Airport System Revenue Bonds,          No Opt. Call          A         493,840
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

        1,700   City and County of Denver, Colorado, Multifamily Housing Revenue Bonds,  10/07 at 102.00        AAA       1,742,670
                 FHA-Insured Mortgage Loan - The Boston Lofts Project, Series 1997A,
                 5.750%, 10/01/27 (Alternative Minimum Tax)


                                       26

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

$       3,170   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/06 at 102.00        AAA     $ 3,340,609
                 Program Bonds, 1996 Series C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.6%

                District of Columbia, University Revenue Bonds, Georgetown University
                Issue, Series 2001A:
       11,720    0.000%, 4/01/27 - MBIA Insured                                            4/11 at 39.61        AAA       3,013,564
       13,780    0.000%, 4/01/28 - MBIA Insured                                            4/11 at 37.21        AAA       3,325,527
       15,855    0.000%, 4/01/29 - MBIA Insured                                            4/11 at 35.07        AAA       3,602,415


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.9%

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community Development        5/12 at 102.00         AA       1,797,648
                 District, Special Assessment Bonds, Commercial Project, Series 2002A,
                 5.625%, 5/01/32 - RAAI Insured

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%,      10/06 at 102.00        AAA       5,432,100
                 10/01/18 (Alternative Minimum Tax) - MBIA Insured

        1,100   Florida Housing Finance Corporation, Homeowner Mortgage Revenue           1/10 at 100.00        AAA       1,145,342
                 Bonds, 2000 Series 11, 5.850%, 1/01/22 (Alternative Minimum Tax) -
                 FSA Insured

        2,850   Florida Department of Transportation, Right-of-Way Acquisition and        7/05 at 101.00        AAA       3,097,836
                 Bridge Construction Bonds, Series 1995, 5.875%, 7/01/24
                 (Pre-refunded to 7/01/05) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.5%

        5,500   Atlanta, Georgia, Water and Sewerage Revenue Bonds, Series 1993,          1/04 at 100.00        AAA       5,532,395
                 4.500%, 1/01/18 (Pre-refunded to 1/01/04) - FGIC Insured

          300   Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed            9/06 at 102.00        AAA         311,847
                 Securities Program, Single Family Mortgage Revenue Refunding Bonds,
                 Series 1996A, 6.200%, 9/01/27 (Alternative Minimum Tax)

        3,365   Municipal Electric Authority of Georgia, Combustion Turbine Project      11/13 at 100.00        AAA       3,542,235
                 Revenue Bonds, Series 2003A, 5.000%, 11/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 2.1%

        1,095   Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series    7/05 at 102.00        Aaa       1,135,592
                 1995F, 6.450%, 7/01/27 (Alternative Minimum Tax)

        3,235   Idaho Housing Finance Agency, Housing Revenue Bonds, Park Place Project,  6/05 at 102.00        Aa2       3,329,430
                 1995 Series A, FHA-Insured Mortgage Loan, 6.500%, 12/01/36
                 (Alternative Minimum Tax)

        3,160   Idaho Housing and Finance Association, GNMA Housing Revenue               3/12 at 105.00        Aaa       3,640,352
                 Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%,
                 3/20/37

        1,300   Idaho Housing and Finance Association, Single Family Mortgage Bonds,      7/06 at 102.00        Aaa       1,404,949
                 1996 Series G, 6.350%, 7/01/26 (Alternative Minimum Tax)

        1,620   Idaho Housing and Finance Association, Single Family Mortgage Bonds,      1/10 at 100.00        Aa2       1,706,006
                 2000 Series B, 6.250%, 7/01/22 (Alternative Minimum Tax)

        1,890   Idaho Housing and Finance Association, Single Family Mortgage Bonds,      7/10 at 100.00        Aaa       1,994,309
                 2000 Series E, 5.950%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.0%

       16,200   City of Chicago, Illinois, General Obligation Bonds, Series 1995A-1       1/06 at 102.00        AAA      16,334,136
                 Project Bonds, 5.125%, 1/01/25 - AMBAC Insured

        1,000   City of Chicago, Illinois, General Obligation Bonds, Project and          7/08 at 102.00        AAA       1,050,180
                 Refunding Bonds, Series 1998, 5.250%, 1/01/20 - FGIC Insured

       22,670   City of Chicago, Illinois, General Obligation Bonds, City Colleges          No Opt. Call        AAA       7,159,866
                 of Chicago Capital Improvement Project, Series 1999,
                 0.000%, 1/01/25 - FGIC Insured

        5,000   Chicago School Reform Board of Trustees of the Board of Education of the    No Opt. Call        AAA       2,097,600
                 City of Chicago, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC
                 Insured

        1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue        6/09 at 102.00        Aaa       1,208,288
                 Bonds, Bryn Mawr/Belle Shores Project, Series 1997, 5.800%, 6/01/23
                 (Alternative Minimum Tax)

        1,650   Chicago, Illinois, GNMA/FHA Multifamily Housing Revenue Bonds, Indiana    9/13 at 101.00        AAA       1,630,678
                 Manor Townhomes Project, Series 2002A, 5.100%, 3/20/44


                                       27


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$      10,900   Chicago Public Building Commission, Illinois, Building Revenue Bonds,    12/03 at 102.00        AAA     $11,161,273
                 Chicago Board of Education, Series 1993A, 5.750%, 12/01/18
                 (Pre-refunded to 12/01/03) - MBIA Insured

        3,860   Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning           1/07 at 102.00        N/R       4,007,954
                 Redevelopment Project, Series 1996B, 7.250%, 1/01/14

        3,530   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and  1/07 at 102.00        N/R       3,713,207
                 Ship Canal Redevelopment Project, Series 1997A, 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District 15, Palatine, Illinois,  No Opt. Call        Aaa       2,042,619
                 General Obligation Bonds, Series 2001, 0.000%, 12/01/20 - FGIC Insured

        6,190   Community High School District No. 219, Niles Township, Cook County,        No Opt. Call        Aaa       2,601,100
                 Illinois, General Obligation Capital Appreciation Bonds, Series 2001,
                 0.000%, 12/01/20 - MBIA Insured

        2,665   DuPage County Forest Preserve District, Illinois, General Obligation        No Opt. Call        AAA       2,971,528
                 Bonds, Series 2003, 5.250%, 10/01/15

        2,850   City of East Saint Louis, Illinois, Mortgage Revenue Refunding Bonds,     1/04 at 102.00        AAA       2,905,661
                 FHA-Insured Mortgage Loan - Dawson Manor Apartments - Section 8
                 Assisted, Series 1994A, 6.500%, 7/01/24 - MBIA Insured

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series       No Opt. Call         A+       3,313,590
                 1993C, Lutheran General Health System, 6.000%, 4/01/18

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest          7/13 at 100.00         A-       3,183,810
                 Hospital, Series 2003, 6.000%, 7/01/33

                Illinois Housing Development Authority, Housing Finance Bonds, Series
                2000A:
          985    5.750%, 9/01/10 (Alternative Minimum Tax)                                3/10 at 100.00         AA       1,001,617
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                                3/10 at 100.00         AA       1,263,725

       11,000   State of Illinois, General Obligation Bonds, Illinois FIRST Program,        No Opt. Call        AAA      12,885,840
                 Series 2001, 6.000%, 11/01/26 - FGIC Insured

        2,000   State of Illinois, General Obligation Bonds, Illinois FIRST Program,      2/12 at 100.00        AAA       2,195,940
                 Series 2002, 5.500%, 2/01/18 - FGIC Insured

        9,000   State of Illinois, General Obligation Bonds, Illinois FIRST, Series         No Opt. Call        AAA      10,053,360
                 of August 2002, 5.250%, 8/01/12 - MBIA Insured

        4,020   Community Unit School District No. 220 of the Counties of Lake, Cook,       No Opt. Call        AAA       4,394,222
                 Kane, and McHenry, Illinois, General Obligation Bonds, Series 2002,
                 5.250%, 12/01/20 - FSA Insured

                Community Unit School District No. 60, Waukegan, Lake County, Illinois,
                General Obligation Bonds, Series 2001B Refunding:
        3,230    0.000%, 11/01/19 - FSA Insured                                             No Opt. Call        Aaa       1,452,466
        1,740    0.000%, 11/01/21 - FSA Insured                                             No Opt. Call        Aaa         685,804

       17,945   McHenry and Kane Counties Community Consolidated School District No.        No Opt. Call        Aaa       6,852,657
                 158, Illinois, General Obligation Bonds, Series 2003,
                 0.000%, 1/01/22 - FGIC Insured

        4,505   McHenry County Community Consolidated School District No. 047, Crystal    2/09 at 100.00        Aaa       4,998,388
                 Lake, Illinois, General Obligation Bonds, Series 1999 Refunding, 5.750%,
                 2/01/19 - FSA Insured

        2,910   Community High School District Number 154, McHenry County, Illinois,        No Opt. Call        Aaa       1,197,465
                 Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 -
                 FGIC Insured

        4,540   Metropolitan Pier and Exposition Authority, Illinois, McCormick Place     6/12 at 101.00        AAA       4,565,606
                 Expansion Project Revenue Bonds, Series 2002A, 5.000%, 12/15/28 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.3%

        1,000   Ball State University Board of Trustees, Indiana, Ball State University   1/12 at 100.00        AAA       1,105,070
                 Student Fee Revenue Bonds, Series 2002K, 5.750%, 7/01/20 - FGIC
                 Insured

        6,031   Greenfield, Indiana, GNMA Multifamily Housing Revenue Bonds, Pedcor      12/05 at 105.00        Aaa       6,148,122
                 Investments Project, Series 1996A, 6.200%, 12/01/28 (Alternative
                 Minimum Tax)

        2,875   Indiana Bond Bank, State Revolving Fund Program Bonds, Series 1995A,      2/05 at 102.00        AAA       3,114,919
                 Guarantee Revenue Bonds, 6.750%, 2/01/17

        3,500   Indiana Bond Bank, Special Program Bonds, Series 2000A, City of East      2/10 at 101.00        AAA       3,946,355
                 Chicago Facilities Building Corporation Project, 6.125%, 2/01/25 -
                 AMBAC Insured

        5,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series  12/10 at 100.00         AA       5,234,250
                 2000, 5.375%, 12/01/25

        1,000   Shelbyville Elementary School Building Corporation, Shelby County,        7/11 at 100.00        AAA       1,050,170
                 Indiana, First Mortgage Bonds, Series 2001, 5.000%, 7/05/18 - FSA
                 Insured


                                       28

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 3.4%

$      10,000   Iowa Finance Authority, Hospital Facilities Revenue Bonds,                7/08 at 102.00        AAA     $10,131,600
                 Series 1998 A, Iowa Health System, 5.125%, 1/01/28 - MBIA Insured

                Tobacco Settlement Authority, Iowa, Tobacco Settlement Asset Backed
                Revenue Bonds, Series 2001B:
        7,000    5.300%, 6/01/25                                                          6/11 at 101.00        BBB       5,550,440
        7,300    5.600%, 6/01/35                                                          6/11 at 101.00        BBB       5,641,586


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.2%

          700   Johnson County, Kansas, Single Family Mortgage Revenue Refunding          5/04 at 103.00        Aa2         719,110
                 Bonds, Series 1994, 7.100%, 5/01/12

          370   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single           No Opt. Call        Aaa         372,734
                 Family Mortgage Revenue Refunding Bonds, Series 1994A-1, 7.900%,
                 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.1%

        1,400   Bossier Public Trust Financing Authority, Louisiana, Single Family        8/05 at 102.00        AAA       1,403,780
                 Mortgage Revenue Refunding Bonds, Series 1995B, 6.125%, 8/01/28

        6,030   East Baton Rouge Parish Mortgage Finance Authority, Louisiana,           10/05 at 102.00        Aaa       6,106,521
                 GNMA/FNMA Mortgage-Backed Securities Program, Single Family
                 Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28 (Alternative
                 Minimum Tax)

        3,230   Jefferson Sales Tax District, Parish of Jefferson, Louisiana,            12/12 at 100.00        AAA       3,419,989
                 Special Sales Tax Revenue Bonds, Series 2002 Refunding,
                 5.250%, 12/01/21 - AMBAC Insured

        4,370   New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single          6/05 at 102.00        Aaa       4,492,884
                 Family Mortgage Revenue Bonds, Series 1995A, 6.300%, 6/01/28
                 (Alternative Minimum Tax)

        3,665   Orleans Levee District, Louisiana, Levee District General Obligation     12/05 at 103.00        AAA       4,091,826
                 Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.0%

          205   Maine Housing Authority, Mortgage Purchase Bonds, 1995 Series B-2,       11/05 at 102.00        AA+         212,981
                 6.300%, 11/15/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.4%

       13,250   Commonwealth of Massachusetts, General Obligation Bonds, Consolidated     1/13 at 100.00        AAA      14,024,595
                 Loan, Series 2002E, 5.250%, 1/01/21 - FSA Insured

        3,130   Massachusetts Development Finance Agency, Pioneer Valley Resource           No Opt. Call        N/R       3,343,560
                 Recovery Revenue Bonds, Eco/Springfield, LLC Project, Series 2000A,
                 8.375%, 7/01/14 (Alternative Minimum Tax)

        2,750   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, 5/12 at 100.00        AAA       2,760,368
                 New England Medical Center Hospitals, Series 2002H, 5.000%, 5/15/25
                 - FGIC Insured

        9,175   Massachusetts Health and Educational Facilities Authority, Revenue       10/11 at 101.00         AA       9,743,116
                 Bonds, Berkshire Health System Issue, Series 2001E, 5.700%, 10/01/25 -
                 RAAI Insured

        3,605   Massachusetts Water Resources Authority, General Revenue Bonds, 1993     12/04 at 102.00        AAA       3,793,217
                 Series C, 5.250%, 12/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.0%

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        7,660    0.000%, 12/01/21                                                           No Opt. Call        AAA       3,086,674
        7,955    0.000%, 12/01/22                                                           No Opt. Call        AAA       3,003,331
        8,260    0.000%, 12/01/23                                                           No Opt. Call        AAA       2,922,966
        8,575    0.000%, 12/01/24                                                           No Opt. Call        AAA       2,834,552
        8,900    0.000%, 12/01/25                                                           No Opt. Call        AAA       2,767,544

        2,000   Michigan State Hospital Finance Authority, Revenue and Refunding Bonds,   8/04 at 101.00        Ba3       1,685,180
                 Detroit Medical Center Obligated Group, Series 1993A, 6.375%, 8/15/09

        8,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding    12/03 at 102.00        AAA       8,187,120
                 Bonds, Oakwood Hospital Obligated Group, Series 1993A, 5.625%,
                 11/01/18 (Pre-refunded to 12/15/03) - FGIC Insured


                                       29


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 5.4%

$       3,085   Bemidji Health Care Facilities, Minnesota, First Mortgage Revenue Bonds,  9/12 at 100.00         AA     $ 3,127,696
                 North Country Health Services, Series 2002, 5.000%, 9/01/24 -
                 RAAI Insured

        6,995   Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds,        6/12 at 105.00        Aaa       7,028,086
                 Champlin Shores Senior Living Center, Series 2002A, 3.000%, 12/20/43

        4,060   Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota,     12/03 at 101.00       BBB+       4,113,673
                 Health Care Facility Revenue Bonds, Group Health Plan, Inc. Project,
                 Series 1992, 6.900%, 10/15/22 (Pre-refunded to 12/01/03)

                Minneapolis/St. Paul Housing and Redevelopment Authority, Minnesota,
                Revenue Bonds, HealthPartners Inc. Project, Series 2003:
        1,000    6.000%, 12/01/18                                                        12/13 at 100.00       BBB+       1,042,570
        1,050    5.875%, 12/01/29                                                        12/13 at 100.00       BBB+       1,050,725

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00        AAA       3,078,840
                 Subordinate Airport Revenue Bonds, Series 2001C, 5.250%, 1/01/26 -
                 FGIC Insured

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00        AAA       2,458,392
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/25 - FGIC Insured

        1,965   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series    7/09 at 100.00        AA+       2,035,465
                 2000C, 6.100%, 7/01/30 (Alternative Minimum Tax)

        2,525   Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D,     2/05 at 102.00        AAA       2,601,634
                 5.950%, 2/01/18 - MBIA Insured

        2,225   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series    1/06 at 102.00        AA+       2,303,743
                 1996G, 6.250%, 7/01/26 (Alternative Minimum Tax)

        2,180   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1998      1/11 at 101.00        AA+       2,308,097
                 Series H-2, Remarketed, 6.050%, 7/01/31 (Alternative Minimum Tax)

        2,000   Southern Minnesota Municipal Power Agency, Power Supply System            1/04 at 101.00        Aaa       2,048,340
                 Revenue Bonds, Series 1992B, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 7.7%

        2,000   Missouri-Illinois Metropolitan District Bi-State Development Agency,     10/13 at 100.00        AAA       2,018,300
                 Metrolink Cross County Extension Project, Mass Transit Sales Tax
                 Appropriation Bonds, Series 2002B, 5.000%, 10/01/32 - FSA Insured

        9,000   Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series  9/12 at 100.00        AAA       9,694,350
                 2003B, 5.250%, 9/01/17 - FGIC Insured

        6,445   State of Missouri, General Obligation Bonds, Series 2002B, Water         10/12 at 100.00        AAA       6,852,066
                 Pollution Control Refunding, 5.000%, 10/01/18

        4,095   State of Missouri, General Obligation Bonds, Series 2002A, Fourth State  10/12 at 100.00        AAA       4,353,640
                 Building Refunding, 5.000%, 10/01/18

                Health and Educational Facilities Authority of the State of
                Missouri, Revenue Bonds, SSM Health Care Project, Series 2001A:
        2,500    5.250%, 6/01/21 - AMBAC Insured                                          6/11 at 101.00        AAA       2,618,575
        2,000    5.250%, 6/01/28 - AMBAC Insured                                          6/11 at 101.00        AAA       2,051,440

        2,500   Health and Educational Facilities Authority of the State of Missouri,     5/13 at 100.00         AA       2,562,500
                 Health Facilities Revenue Bonds, BJC Health System, Series 2003,
                 5.125%, 5/15/24

        5,500   Industrial Development Authority of the City of St. Louis, Missouri,     12/03 at 101.00        N/R       5,537,565
                 Revenue Bonds, Kiel Center Multipupose Arena Project, Series 1992,
                 7.625%, 12/01/09 (Alternative Minimum Tax)

                City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A, Airport
                Development Program:
        2,200    5.125%, 7/01/22 - MBIA Insured                                           7/11 at 100.00        AAA       2,252,206
        2,500    5.000%, 7/01/26 - MBIA Insured                                           7/11 at 100.00        AAA       2,518,025

        7,000   City of Saint Louis, Missouri, Airport Revenue Bonds, Series 2002A,       7/12 at 100.00        AAA       7,053,410
                 Capital Improvement Program, 5.000%, 7/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.2%

        1,470   Municipal Energy Agency of Nebraska, Power Supply System Revenue          4/13 at 100.00        AAA       1,541,721
                 Bonds, Series 2003A, 5.250%, 4/01/23 (WI, settling 11/05/03) - FSA
                 Insured


                                       30

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.8%

$       5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement          7/13 at 100.00        AAA     $ 5,890,154
                 Revenue Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured

        4,000   Clark County, Nevada, Industrial Development Revenue Bonds, Nevada       12/03 at 101.00        AAA       4,128,600
                 Power Company Project, Series 1992A, 6.700%, 6/01/22 (Alternative
                 Minimum Tax) - FGIC Insured

       10,410   Clark County School District, Nevada, General Obligation Bonds, Series    6/12 at 100.00        AAA      11,352,417
                 2002C, 5.500%, 6/15/18 - MBIA Insured

        7,315   Washoe County School District, Nevada, General Obligation Bonds, Series     No Opt. Call        AAA       8,311,815
                 2002B Refunding, 5.500%, 6/01/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.8%

        5,615   Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,     12/13 at 100.00        Aaa       5,937,301
                 Series 2003, 5.125%, 12/15/20 - FSA Insured

        4,500   New Jersey Economic Development Authority, Insured Revenue Bonds,         5/05 at 102.00        AAA       4,918,905
                 Educational Testing Service Issue, Series 1995A, 6.000%, 5/15/25
                 (Pre-refunded to 5/15/05) - MBIA Insured

        4,310   New Jersey Housing and Mortgage Finance Agency, Multifamily Housing      11/07 at 101.50        AAA       4,555,713
                 Revenue Bonds, Series 1997A, 5.650%, 5/01/40 (Alternative Minimum
                 Tax) - AMBAC Insured

        3,400   New Jersey Transportation Trust Fund Authority, Transportation System     6/13 at 100.00        AA-       3,680,942
                 Bonds, Series 2003C, 5.500%, 6/15/22

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C,        No Opt. Call          A       3,550,170
                 6.500%, 1/01/09

        3,165   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00        BBB       2,606,631
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42

        1,000   Toms River Board of Education, General Obligation Bonds, Series 1997,     7/07 at 100.00        AAA       1,137,140
                 5.750%, 7/15/21 (Pre-refunded to 7/15/07) - FGIC Insured

        3,620   Union County Utilities Authority, New Jersey, Solid Waste Facility        6/08 at 101.00        AAA       3,679,006
                 Subordinated Lease Revenue Bonds, Ogden Martin Systems of Union,
                 Inc. Lessee, Series 1998A, 5.350%, 6/01/23 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.4%

        2,520   New Mexico Mortgage Finance Authority, Single Family Mortgage Program     7/05 at 102.00        AAA       2,610,166
                 Bonds, Series 1995E-2, 6.300%, 7/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 18.4%

        2,200   Long Island Power Authority, New York, Electric System General Revenue    6/08 at 101.00        AAA       2,270,444
                 Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

       17,365   City of New York, New York, General Obligation Bonds, Fiscal Series 1996F,  No Opt. Call          A      19,252,228
                 7.000%, 2/01/06

       11,130   City of New York, New York, General Obligation Bonds, Fiscal Series       3/06 at 101.50          A      12,075,494
                 1996I, 5.875%, 3/15/18

                City of New York, New York, General Obligation Bonds,
                Fiscal 1997 Series I:
        8,620    6.250%, 4/15/27 (Pre-refunded to 4/15/07)                                4/07 at 101.00        Aaa       9,965,668
        3,400    6.250%, 4/15/27                                                          4/07 at 101.00          A       3,806,844

                City of New York, New York, General Obligation Bonds, Fiscal Series
                1996J-1:
        1,415    5.875%, 2/15/19 (Pre-refunded to 2/15/06)                                2/06 at 101.50       A***       1,574,937
        7,585    5.875%, 5/15/19                                                          2/06 at 101.50          A       8,211,218
        3,820    5.500%, 2/15/26                                                          2/06 at 101.50          A       3,914,048

        1,370   New York City Municipal Water Finance Authority, New York, Water and      6/07 at 101.00        AAA       1,462,982
                 Sewer System Revenue Bonds, Fiscal 1997 Series B, 5.500%, 6/15/27 -
                 MBIA Insured

        3,150   New York City Municipal Water Finance Authority, New York, Water and      6/05 at 101.00        AAA       3,418,853
                 Sewer System Revenue Bonds, Fiscal Series 1996A, 5.875%, 6/15/25
                 (Pre-refunded to 6/15/05) - MBIA Insured

        4,000   Trust for Cultural Resources of the City of New York, Revenue Bonds,      4/07 at 101.00        AAA       4,348,920
                 Series 1997A, American Museum of Natural History, 5.650%, 4/01/27 -
                 MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2004 Series B:
        6,875    5.000%, 8/01/23 (WI, settling 11/03/03)                                  8/13 at 100.00        AA+       6,999,300
        7,260    5.000%, 8/01/24 (WI, settling 11/03/03)                                  8/13 at 100.00        AA+       7,340,441


                                       31


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,500   Dormitory Authority of the State of New York, City University System      7/06 at 102.00     AA-***     $ 2,838,500
                 Consolidated Third General Resolution Bonds, 1996 Series 2, 6.000%,
                 7/01/20 (Pre-refunded to 7/01/06)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,975    6.375%, 7/01/16 - RAAI Insured                                           7/09 at 101.00         AA       2,224,778
        2,080    6.375%, 7/01/17 - RAAI Insured                                           7/09 at 101.00         AA       2,331,826

        7,635   New York State Medical Care Facilities Finance Agency, Mercy Medical      5/05 at 102.00     AA-***       8,315,813
                 Center Project Revenue Bonds, 1995 Series A, 5.875%, 11/01/15
                 (Pre-refunded to 5/01/05)

        6,250   Port Authority of New York and New Jersey, Special Project Bonds, JFK       No Opt. Call        AAA       7,113,375
                 International Air Terminal LLC Project, Series 6, 6.250%, 12/01/15
                 (Alternative Minimum Tax) - MBIA Insured

                Tobacco Settlement Financing Corporation of New York State, Asset
                Backed Bonds, Series 2003-A1:
        3,400    5.500%, 6/01/16                                                          6/10 at 100.00        AA-       3,606,652
        2,000    5.500%, 6/01/19                                                          6/13 at 100.00        AA-       2,111,960


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

        2,550   County of Cumberland, North Carolina, Hospital Facility Revenue Bonds,   10/09 at 101.00         A-       2,612,067
                 Cumberland County Hospital System Inc., Series 1999, Cape Fear Valley
                 Health System, 5.250%, 10/01/19

        2,480   Durham Urban Redevelopment Authority, North Carolina, FHA-Insured         8/07 at 105.00        AAA       2,617,615
                 Mortgage Loan Revenue Bonds, Durham Hosiery Mill Project, Series
                 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

        1,210   North Carolina Housing Finance Agency, Single Family Revenue Bonds,       3/06 at 102.00         AA       1,254,806
                 Series 1996JJ, 6.450%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.7%

        3,725   North Dakota Housing Finance Agency, Home Mortgage Finance Program        7/10 at 100.00        Aa3       3,876,384
                 Bonds, Series 2000C, 6.150%, 7/01/31 (Alternative Minimum Tax)

          520   North Dakota Housing Finance Agency, Home Mortgage Finance Program        1/07 at 102.00        Aa2         540,467
                 Bonds, Series 1996B, 6.400%, 1/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.3%

                Frankling County, Ohio, Hospital Revenue Bonds, Ohio Health Corporation,
                Series 2003C:
        2,330    5.250%, 5/15/17 (WI, settling 11/05/03) - MBIA Insured                   5/13 at 100.00        AAA       2,496,945
        4,105    5.250%, 5/15/18 (WI, settling 11/05/03) - MBIA Insured                   5/13 at 100.00        AAA       4,369,403

        2,000   Ohio Housing Finance Agency, Multifamily Housing Mortgage Revenue         1/08 at 102.00        Aa2       2,029,620
                 Bonds, Series 1998B-1, FHA-Insured Mortgage Loan - Courtyards of
                 Kettering Project, 5.550%, 1/01/40 (Alternative Minimum Tax)

        5,000   Ohio Water Development Authority, Collateralized Water Development        2/04 at 101.00       Baa1       5,106,500
                 Revenue Refunding Bonds, 1992 Series A, The Dayton Power and Light
                 Company Project, 6.400%, 8/15/27

        6,650   Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds,     9/08 at 102.00        N/R       6,128,175
                 Bay Shore Power Project, Series 1998A, 5.875%, 9/01/20 (Alternative
                 Minimum Tax)

        6,800   Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds,     9/09 at 102.00        N/R       6,768,516
                 Bay Shore Power Project, Convertible Series 1998B, 6.625%, 9/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.8%

        5,000   Oklahoma Student Loan Authority, Student Loan Revenue Bonds, Senior       6/11 at 102.00        AAA       5,147,150
                 Lien Series 2001-A1, 5.625%, 6/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.2%

          705   Oregon, General Obligation Elderly and Disabled Housing Bonds, Series     2/04 at 101.00        AA-         714,750
                 1992B, 6.375%, 8/01/24

        2,540   Oregon, General Obligation Veterans Welfare Bonds, Series 75,            10/05 at 102.00        Aa3       2,622,372
                 6.000%, 4/01/27

        2,335   State of Oregon, Housing and Community Services Department, Mortgage      1/10 at 100.00        Aa2       2,443,951
                 Revenue Bonds, Single Family Mortgage Program, Series 2000F,
                 6.250%, 7/01/28 (Alternative Minimum Tax)

        1,715   Portland, Oregon, Limited Tax Improvement Bonds, 1996 Series A, 5.550%,   6/06 at 100.00        Aa2       1,849,507
                 6/01/16


                                       32

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

$       2,400   Beaver County Industrial Development Authority, Pennsylvania,             7/05 at 102.00          A     $ 2,542,560
                 Collateralized Pollution Control Revenue Refunding Bonds, Cleveland
                 Electric Illuminating Company - Beaver Valley Project, Series 1995A,
                 7.750%, 7/15/25 - ACA Insured

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania, Local             No Opt. Call        AAA       1,169,984
                 Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 - AMBAC
                 Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        1,375   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X,  7/05 at 100.00         A-       1,392,751
                 5.500%, 7/01/25

------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.2%

        1,055   Rhode Island Health and Educational Building Corporation, Revenue Bonds,  3/12 at 101.00         AA       1,078,516
                 Salve Regina University, Series 2002 Refunding, 5.000%, 3/15/19 - RAAI
                 Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.9%

       15,445   Greenville County School District, South Carolina, Installment Purchase  12/12 at 101.00        AA-      17,245,269
                 Revenue Bonds, Series 2002, 5.875%, 12/01/17

        2,500   Greenville Hospital System Board of Trustees, South Carolina, Hospital    5/13 at 100.00        AAA       2,512,200
                 Facilities Revenue Bonds, Series 2003A Refunding, 5.000%, 5/01/25 -
                 AMBAC Insured

        2,135   Lexington County School District 4, South Carolina, Certificates of       7/04 at 102.00    Baa2***       2,262,054
                 Participation, Series 1994, 7.000%, 7/01/12 (Pre-refunded to 7/01/04)

        7,600   Piedmont Municipal Power Agency, Electric Revenue Refunding Bonds,        1/04 at 100.00        AAA       6,733,980
                 Series 1991, 4.000%, 1/01/23 - MBIA Insured

                South Carolina Jobs-Economic Development Authority, Hospital Revenue
                Bonds, Palmetto Health Alliance, 2003C:
        1,500    6.875%, 8/01/27                                                          8/13 at 100.00        BBB       1,603,635
        5,000    6.375%, 8/01/34                                                          8/13 at 100.00        BBB       5,137,050

       15,000   Tobacco Settlement Revenue Management Authority, Tobacco Settlement       5/11 at 101.00        BBB      13,591,950
                 Asset Backed Bonds, Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.6%

        5,775   South Dakota Housing Development Authority, Homeownership Mortgage        5/07 at 102.00        AAA       5,896,333
                 Bonds, Series 1997F, 5.800%, 5/01/28 (Alternative Minimum Tax)

        9,860   South Dakota Building Authority, Revenue Bonds, Series 1992, 6.700%,      9/04 at 100.00        AAA      10,144,757
                 9/01/17 (Pre-refunded to 9/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        1,500   Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue       3/10 at 101.00        AAA       1,636,170
                 Bonds, Series 1999D, 6.000%, 3/01/19 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.4%

        2,290   City of Austin, Texas, Town Lake Park Community Events Center Venue      11/09 at 100.00        AAA       2,527,954
                 Project Bonds, Series 1999, 6.000%, 11/15/25 - FGIC Insured

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas     5/08 at 102.00        AAA       5,721,300
                 Utilities Electric Company Project, Series 1998A Refunding, 5.550%,
                 5/01/33 (Alternative Minimum Tax) (Pre-refunded to 5/01/08) - AMBAC
                 Insured

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas     4/08 at 102.00        AAA       5,713,250
                 Utilities Electric Company Project, Series 1995C, 5.550%, 6/01/30
                 (Alternative Minimum Tax) (Pre-refunded to 4/01/08) - MBIA
                 Insured

        5,110   Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, 4/13 at 101.00        BBB       5,686,664
                 TXU Electric Company Project, Series 1999C, 7.700%, 4/01/32
                 (Alternative Minimum Tax)

       10,000   Brazos River Harbor Navigation District, Brazoria County, Texas,          5/12 at 101.00         A-      10,688,400
                 Environmental Facilities Revenue Bonds, Dow Chemical Company Project,
                 2002 Series A-6, 6.250%, 5/15/33 (Alternative Minimum Tax) (Mandatory
                 put 5/15/17)

        3,345   City of Fort Worth, Texas, Water and Sewer Revenue Bonds, Series 2001,    2/12 at 100.00         AA       3,664,481
                 5.625%, 2/15/19

        1,635   Garland Independent School District, Dallas County, Texas, School         2/07 at 100.00        AAA       1,620,988
                 Building Unlimited Tax Bonds, Series 1997A, 4.000%, 2/15/15


                                       33


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Gulf Coast Industrial Development Authority, Texas, Waste Disposal        6/08 at 102.00        BBB     $ 4,634,150
                 Revenue Bonds, Valero Refining and Marketing Company Project, Series
                 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue       11/11 at 100.00        AAA       2,876,580
                 Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured

          595   Hidalgo County Housing Finance Corporation, Texas, GNMA/FNMA              4/04 at 102.00        Aaa         604,556
                 Collateralized Single Family Mortgage Revenue Bonds, Series 1994A,
                 7.000%, 10/01/27 (Alternative Minimum Tax)

                Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                Convention and Entertainment Project, Series 2001B:
       25,850    0.000%, 9/01/25 - AMBAC Insured                                            No Opt. Call        AAA       7,756,810
       26,610    0.000%, 9/01/26 - AMBAC Insured                                            No Opt. Call        AAA       7,506,415

        1,000   Humble Independent School District, Harris County, Texas, Unlimited Tax   2/10 at 100.00        AAA         891,000
                 Schoolhouse Bonds, Series 1997-II, 3.500%, 2/15/18

        6,185   Keller Independent School District, Tarrant County, Texas, Unlimited Tax  8/11 at 100.00        AAA       6,357,562
                 General Obligation Refunding Bonds, Series 2001, 5.250%, 8/15/26

        5,080   Lake Dallas Independent School District, Denton County, Texas, General    8/12 at 100.00        AAA       5,088,585
                 Obligation Bonds, Series 2002, 5.000%, 8/15/37

        1,760   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001,         3/09 at 100.00        AAA       1,978,909
                 5.750%, 3/15/16 - FGIC Insured

        2,000   Pearland Independent School District, Brazoria County, Texas, Unlimited   2/11 at 100.00        AAA       2,078,840
                 Tax Schoolhouse Bonds, Series 2001A, 5.250%, 2/15/22

        3,935   Spring Branch Independent School District, Harris County, Texas, Limited  2/11 at 100.00        AAA       3,983,164
                 Tax Schoolhouse and Refunding Bonds, Series 2001, 5.125%, 2/01/26

        7,490   State of Texas, General Obligation Bonds, Veterans Housing Assistance    12/03 at 102.00        Aa1       7,651,634
                 Program Fund, Series 1993, 6.800%, 12/01/23 (Alternative Minimum Tax)
                 (Pre-refunded to 12/01/03)

        3,900   State of Texas, General Obligation Bonds, Veterans Housing Assistance    12/11 at 101.00        Aa1       3,915,795
                 Program Fund II, Series 2001C1, 5.200%, 12/01/21 (Alternative Minimum
                 Tax)

                Weatherford Independent School District, Parker County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 2001:
        6,945    0.000%, 2/15/25                                                           2/11 at 44.73        AAA       2,080,514
        6,945    0.000%, 2/15/27                                                           2/11 at 39.75        AAA       1,849,106


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.9%

          890   Utah Housing Finance Agency, Single Family Mortgage Bonds, Series         7/04 at 102.00        AAA         899,639
                 1994B, 6.450%, 7/01/14

          550   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series    7/07 at 101.50        AAA         573,908
                 E2, 5.875%, 1/01/19 (Alternative Minimum Tax)

        1,015   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1997 Series    1/09 at 101.50        AAA       1,063,994
                 C, 5.600%, 7/01/18 (Alternative Minimum Tax)

        3,000   Weber County Municipal Building Authority, Utah, Lease Revenue Bonds,    12/04 at 102.00        Aaa       3,275,550
                 Series 1994, 7.500%, 12/15/19 (Pre-refunded to 12/15/04) - RAAI
                 Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.9%

        5,635   Vermont Housing Finance Agency, Single Family Housing Bonds, Series      11/03 at 101.00         A+       5,771,931
                 1992-4, 6.400%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.7%

       15,000   Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro  7/12 at 100.00        AAA      15,338,700
                 Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37
                 (Alternative Minimum Tax) - AMBAC Insured

        7,500   Energy Northwest, Washington, Columbia Generating Station Electric        7/12 at 100.00        AAA       8,380,050
                 Refunding Revenue Bonds, Series 2002C, 5.750%, 7/01/17 - MBIA
                 Insured

        5,000   Energy Northwest, Washington, Nuclear Project No. 1, Electric Revenue     7/13 at 100.00        Aa1       5,518,050
                 Bonds, Series 2003A Refunding, 5.500%, 7/01/16

        7,635   Public Hospital District No. 2, King County, Washington, Limited Tax      6/11 at 101.00        AAA       7,663,784
                 General Obligation Bonds, Evergreen Healthcare, Series 2001A, 5.000%,
                 12/01/30 - AMBAC Insured

       10,080   King County School District No. 401, Highline, Washington, General        6/12 at 100.00        AAA      11,118,946
                 Obligation Bonds, Series 2002, 5.500%, 12/01/16 - FGIC Insured


                                       34

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%,         9/12 at 100.00        AAA     $ 7,277,311
                 9/01/22 - FGIC Insured

        4,905   State of Washington, Various Purpose General Obligation Bonds, Series     1/09 at 100.00        AA+       5,056,761
                 1999B, 5.000%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.1%

        7,000   Harrison County Commission, West Virginia, Solid Waste Disposal          11/03 at 102.00        AAA       7,169,400
                 Revenue Bonds, Potomac Edison Company - Harrison Station Project,
                 Series 1993B, 6.250%, 5/01/23 (Alternative Minimum Tax) - AMBAC
                 Insured

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds, Series     10/11 at 100.00        BBB       4,962,000
                 2003L, Appalachian Power Company Project, 5.500%, 10/01/22

        1,000   Pleasants County, West Virginia, Pollution Control Revenue Bonds, West    4/09 at 101.00        AAA       1,027,940
                 Penn Power Company Pleasants Station Project, Series 1999E, 5.500%,
                 4/01/29 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.6%

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     2/07 at 102.00        AAA       3,518,326
                 Marshfield Clinic Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$   1,088,981   Total Long-Term Investments (cost $912,721,306) - 153.8%                                                953,243,175
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.6%

        5,000   Alachua County Health Facilities Authority, Florida, Revenue Bonds,                          VMIG-1       5,000,000
                 Continuing Care Retirement Community, Oak Hammock Project, Variable
                 Rate Demand Obligations, Series 2002A, 1.150%, 10/01/32+

        5,000   California Health Facilities Financing Authority, Sutter/CHS Insured                           A-1+       5,000,000
                 Revenue, Variable Rate Demand Bonds, Series 1996B, 1.150%, 7/01/12
                 - AMBAC Insured+

        3,000   The City of New York, New York, General Obligation Adjustable Rate                             A-1+       3,000,000
                 Bonds, Fiscal Series 1994B, Subseries B-4, 1.150%, 8/15/23 - MBIA
                 Insured+

        3,000   New York Municipal Water Finance Authority, New York, Water and Sewer                          A-1+       3,000,000
                 System, Variable Rate Demand Revenue Bonds, Fiscal Series 1994C,
                 1.150%, 6/15/23 - FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$      16,000   Total Short-Term Investments (cost $16,000,000)                                                          16,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $928,721,306) - 156.4%                                                          969,243,175
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.4)%                                                                   (2,327,579)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.0)%                                                       (347,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 619,915,596
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       35


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
                            Portfolio of
                                   INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.8%

$       1,970   Alabama Higher Education Loan Corporation, Student Loan Revenue Bonds,      No Opt. Call        AAA     $ 2,035,739
                 Series 1994D Refunding, 5.850%, 9/01/04 (Alternative Minimum Tax) -
                 FSA Insured

        2,395   Alabama Housing Finance Authority, Multifamily Housing Revenue Bonds,     2/11 at 102.00        AAA       2,391,767
                 South Bay Apartments Project, Series 2000K, 5.950%, 2/01/33
                 (Alternative Minimum Tax)

       11,745   Alabama Special Care Facilities Financing Authority of Birmingham,       11/05 at 101.00        Aaa      12,187,434
                 Hospital Revenue Bonds, Daughter's of Charity National Health System -
                 Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
                 11/01/25

        5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,        12/11 at 101.00         A1       5,059,257
                 Series 2001, 5.750%, 12/01/16


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%

        3,065   Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series   12/13 at 100.00        AAA       3,170,375
                 2003E, 5.250%, 12/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.9%

        5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose     7/13 at 100.00        Aaa       5,047,400
                 Stadium Facility Project, Series 2003A, 5.000%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.1%

          145   Arkansas Development Finance Authority, Single Family Mortgage Revenue    2/04 at 101.00         AA         146,820
                 Bonds, FHA-Insured or VA Guaranteed Mortgage Loans, Refunding Series
                 1991A, 8.000%, 8/15/11

          153   Jacksonville Residential Housing Facilities Board, Arkansas, FNMA-Backed  1/04 at 103.00        Aaa         157,171
                 Single Family Mortgage Revenue Refunding Bonds, Series 1993A,
                 7.900%, 1/01/11

          216   Lonoke County Residential Housing Facilities Board, Arkansas, Single      4/05 at 103.00        Aaa         223,945
                 Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%,
                 4/01/11

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.7%

       10,000   California Health Facilities Financing Authority, Revenue Bonds,          3/13 at 100.00          A       9,173,400
                 Adventist Health System/West, Series 2003A, 5.000%, 3/01/33

       10,000   State of California, General Obligation Bonds, Series 2003, 5.250%,       8/13 at 100.00         A3      10,140,200
                 2/01/22

        4,780   Foothill-Eastern Transportation Corridor Agency, California, Toll Road      No Opt. Call        AAA       3,140,412
                 Revenue Bonds, Series 1995A, 0.000%, 1/01/14

        1,000   Golden State Tobacco Securitization Corporation, California, Tobacco      6/13 at 100.00        BBB         912,340
                 Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39

        1,715   Merced County Housing Authority, California, FNMA Multifamily Housing     1/04 at 102.00        Aaa       1,752,010
                 Revenue Refunding Bonds, Belmont Park Apartments Project, Series
                 1993A, 5.875%, 1/01/19

        5,000   Airports Commission of the City and County of San Francisco, California,  5/04 at 101.00        AAA       5,173,850
                 San Francisco International Airport, Second Series Revenue Bonds, Issue
                 8A, 6.300%, 5/01/25 (Alternative Minimum Tax) - FGIC Insured

        1,945   South Gate Public Financing Authority, California, Water Revenue            No Opt. Call        AAA       2,290,160
                 Refunding Bonds, Series 1996A, 6.000%, 10/01/12 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.5%

        1,605   Colorado Housing and Finance Authority, Single Family Program Senior     10/09 at 105.00        Aa2       1,637,935
                 Bonds, 1999 Series C-3, 6.750%, 10/01/21

        3,040   City and County of Denver, Colorado, Airport System Revenue Bonds,          No Opt. Call          A       3,753,184
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)


                                       36

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$      10,000   Denver Convention Center Hotel Authority, Colorado, Convention Center    12/13 at 100.00        AAA     $10,027,100
                 Hotel Senior Revenue Bonds, Series 2003A, 5.000%, 12/01/33 -
                 XLCA Insured

        4,345   El Paso County School District No. 20, Academy, Colorado, General        12/12 at 100.00        Aaa       4,713,282
                 Obligation Bonds, Series 2002, 5.250%, 12/15/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.6%

        3,000   Connecticut Housing Finance Authority, Housing Mortgage Finance           5/06 at 102.00        AAA       3,161,460
                 Program Bonds, 1996 Series C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.6%

        6,000   District of Columbia, Washington D.C. General Obligation Bonds, Series      No Opt. Call        AAA       6,811,620
                 1993B2, 5.500%, 6/01/10 - FSA Insured

        4,250   District of Columbia, Hospital Revenue Refunding Bonds, Medlantic         8/06 at 102.00        AAA       4,744,955
                 Healthcare Group, Inc. Issue, Series 1993A, 5.750%, 8/15/14 -
                 MBIA Insured

                District of Columbia, Washington D.C. General Obligation Bonds, Series
                1993E:
        4,485    6.000%, 6/01/09 - CAPMAC Insured                                        12/03 at 102.00        AAA       4,649,061
            5    6.000%, 6/01/09 - CAPMAC Insured                                        12/03 at 102.00        AAA           5,120

                District of Columbia, Washington, D.C., General Obligation Refunding
                Bonds, Series 1993A:
        1,585    6.000%, 6/01/07 - MBIA Insured                                             No Opt. Call        AAA       1,764,470
        7,215    6.000%, 6/01/07 - MBIA Insured                                             No Opt. Call        AAA       8,160,165

                District of Columbia, University Revenue Bonds, Georgetown University
                Issue, Series 2001A:
        9,670    0.000%, 4/01/26 - MBIA Insured                                            4/11 at 42.15        AAA       2,648,420
       15,235    0.000%, 4/01/30 - MBIA Insured                                            4/11 at 32.93        AAA       3,245,360


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.3%

        5,000   Broward County Board of Education, Florida, Certificates of               7/13 at 100.00        AAA       5,057,000
                 Participation, Series 2003, 5.000%, 7/01/28 - MBIA Insured

        5,000   Hillsborough County Aviation Authority, Florida, Tampa International     10/13 at 100.00        AAA       5,201,700
                 Airport Revenue Bonds, Series 2003A, 5.250%, 10/01/18 (Alternative
                 Minimum Tax) - MBIA Insured

        9,000   JEA, Florida, Water and Sewer System Revenue Bonds, 2001 Series A,       10/05 at 100.00        Aa3       9,113,310
                 5.200%, 10/01/20

        5,000   Martin County Industrial Development Authority, Florida, Industrial      12/04 at 102.00       BBB-       5,223,350
                 Development Revenue Bonds, Indiantown Cogeneration, L.P. Project,
                 Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida, Multifamily         1/11 at 102.00        AAA       1,419,399
                 Revenue Bonds, Sunset Bay Apartments Project, Series 2000-5A,
                 5.850%, 7/01/20 (Alternative Minimum Tax) - FSA Insured

        9,500   Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998,   10/18 at 100.00        AAA       9,708,525
                 5.000%, 10/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

        3,400   City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series        No Opt. Call        AAA       3,782,568
                 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,880   Municipal Electric Authority of Georgia, General Power Revenue Bonds,       No Opt. Call         A+       3,674,707
                 1992B Series, 8.250%, 1/01/11

        5,500   Municipal Electric Authority of Georgia, General Power Revenue Bonds,       No Opt. Call        AAA       6,317,850
                 1993B Series, 5.700%, 1/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.0%

                City and County of Honolulu, Hawaii, General Obligation Bonds,
                Refunding and Improvement Series, 1993B:

        1,580    5.000%, 10/01/13                                                           No Opt. Call        Aaa       1,755,396
        3,720    5.000%, 10/01/13                                                           No Opt. Call        Aa2       4,076,190


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.6%

        4,000   Board of Education of the City of Chicago, General Obligation Lease         No Opt. Call        AAA       4,750,240
                 Certificates, 1992 Series A, 6.250%, 1/01/15 - MBIA Insured

        5,550   City of Chicago, Illinois, Midway Airport Revenue Bonds, Series 2001A,    1/11 at 101.00        AAA       5,579,027
                 5.125%, 1/01/26 (Alternative Minimum Tax) - FSA Insured


                                       37


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003


    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28  7/08 at 102.00        AAA     $ 5,109,000
                 - FGIC Insured

                Cook County School District 99, Cicero, General Obligation School
                Bonds,Series 1997:
        1,455    8.500%, 12/01/13 - FGIC Insured                                            No Opt. Call        Aaa       2,013,982
        1,685    8.500%, 12/01/15 - FGIC Insured                                            No Opt. Call        Aaa       2,369,969

        6,185   Illinois Development Finance Authority, Revenue Bonds, Greek American     4/11 at 105.00        Aaa       7,195,505
                 Nursing Project, Series 2000A, 7.600%, 4/20/40

          590   Illinois Development Finance Authority, Child Care Facility Revenue       3/04 at 101.00        N/R         597,056
                 Bonds, Series 1992, Illinois Facilities Fund Project, 7.400%, 9/01/04

          870   Illinois Educational Facilities Authority, Revenue Bonds, Chicago         1/04 at 100.00        AAA         941,175
                 College of Osteopathic Medicine, Series A, 8.750%, 7/01/05

                Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1993C,
                Lutheran General Health System:
        5,705    7.000%, 4/01/08                                                            No Opt. Call         A+       6,482,820
        4,075    7.000%, 4/01/14                                                            No Opt. Call         A+       4,977,368

        8,190   Illinois Housing Development Authority, Multifamily Program Bonds, 1994   9/04 at 102.00         A+       8,433,980
                 Series 5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly Housing        11/03 at 101.00          A       3,447,305
                 Revenue Bonds, Skyline Towers Apartments Project, Series 1992B,
                 6.875%, 11/01/17

        9,795   Community Unit School District No. 220 of the Counties of Lake, Cook,       No Opt. Call        AAA      10,753,147
                 Kane and McHenry, Illinois, General Obligation Bonds, Series 2002,
                 5.250%, 12/01/19 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Revenue Bonds, Series 2002A:
        9,500    0.000%, 6/15/24 - MBIA Insured                                           6/22 at 101.00        AAA       4,600,945
        4,540    5.000%, 12/15/28 - MBIA Insured                                          6/12 at 101.00        AAA       4,565,606
       34,440    0.000%, 6/15/40 - MBIA Insured                                             No Opt. Call        AAA       4,437,938

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and    No Opt. Call        AAA       4,002,637
                 Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%,
                 11/01/20 - AMBAC Insured

        2,912   Wood River Township, Madison County, Illinois, General Obligation Bonds,  2/04 at 102.00        N/R       2,601,529
                 Series 1993, 6.625%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 9.2%

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,      8/10 at 101.50        AAA      23,098,020
                 Clarian Health Obligated Group, Series 2000A, 5.500%, 2/15/30 -
                 MBIA Insured

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,        No Opt. Call        AAA       3,749,340
                 Series 1993, Columbus Regional Hospital Refunding, 7.000%, 8/15/15 -
                 FSA Insured

        3,500   Indiana Educational Facilities Authority, Educational Facilities Revenue  2/11 at 100.00        AAA       3,682,140
                 Bonds, Series 2001, Butler University Project, 5.500%, 2/01/26 - MBIA
                 Insured

                Indiana Transportation Finance Authority, Highway Revenue Bonds, Series
                2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                            6/13 at 100.00        AAA       4,068,400
        6,000    5.000%, 6/01/24 - FSA Insured                                            6/13 at 100.00        AAA       6,065,760

        2,100   Indianapolis, Indiana, Economic Development Revenue Bonds, Meadows        1/04 at 103.00       Caa3       1,134,000
                 Section 8 Project, Series 1993A, 6.000%, 7/01/23 (Alternative Minimum
                 Tax)#

        1,375   Kokomo Hospital Authority, Indiana, Hospital Revenue Refunding Bonds,     2/04 at 102.00     N/R***       1,457,486
                 St. Joseph Hospital and Health Center, Series 1993, 6.250%, 8/15/05

        5,000   M.S.D. of Warren Township, Vision 2005 School Building Corporation,       1/11 at 100.00        AAA       5,459,600
                 Marion County, Indiana, First Mortgage Bonds, Series 2000, 5.500%,
                 7/15/20 - FGIC Insured

        3,615   Mooresville Consolidated School Building Corporation, Morgan County,      1/04 at 101.00     N/R***       3,689,288
                 Indiana, First Mortgage Bonds, Series 1994A, 6.200%, 7/15/15
                 (Pre-refunded to 1/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.0%

          125   Davenport, Iowa, Home Ownership Mortgage Revenue Refunding Bonds,         9/04 at 102.00        Aa2         127,296
                 Series 1994, 7.900%, 3/01/10


                                       38

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.6%

$         530   Johnson County, Kansas, Single Family Mortgage Revenue Refunding          5/04 at 103.00        Aa2     $   544,469
                 Bonds, Series 1994, 7.100%, 5/01/12

        2,000   City of Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical   9/10 at 100.00        AAA       2,085,340
                 Center Project, Series 2000A, 5.500%, 9/01/25 - AMBAC Insured

        6,825   Sedgwick County Unified School District No. 259, Wichita, Kansas,         9/10 at 100.00         AA       6,319,199
                 General Obligation Bonds, Series 2000, 3.500%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.6%

        3,070   Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special    12/12 at 100.00        AAA       3,267,094
                 Sales Tax Revenue Bonds, Series 2002 Refunding, 5.250%, 12/01/20 -
                 AMBAC Insured

        5,240   Orleans Levee District, Louisiana, Levee District General Obligation     12/05 at 103.00        AAA       5,850,250
                 Bonds, Series 1986, 5.950%, 11/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 3.0%

        7,520   Maine Educational Loan Marketing Corporation, Subordinate Student Loan      No Opt. Call         A2       8,069,261
                 Revenue Bonds, Series 1994-B2, 6.250%, 11/01/06 (Alternative
                 Minimum Tax)

        8,480   Maine State Housing Authority, Mortgage Purchase Bonds, 2000 Series       5/10 at 100.00        AA+       8,823,610
                 C-1, 6.050%, 11/15/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 3.0%

        4,050   Maryland Community Development Administration, Housing Revenue            1/07 at 102.00        Aa2       4,279,028
                 Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Maryland Community Development Administration, Department of Housing      7/07 at 102.00        Aa2       3,014,521
                 and Community Development, Housing Revenue Bonds, Series 1997A,
                 6.000%, 7/01/39 (Alternative Minimum Tax)

        6,800   Montgomery County Housing Opportunities Commission, Maryland,             7/06 at 102.00        Aa2       7,078,868
                 Multifamily Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28
                 (Alternative Minimum Tax)

        2,315   Montgomery County Housing Opportunities Commission, Maryland,             7/10 at 100.00        Aaa       2,451,516
                 Multifamily Housing Development Bonds, Series 2000B, 6.125%, 7/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.0%

          100   Massachusetts Housing Finance Agency, Housing Project Revenue             4/04 at 101.00         A+         101,857
                 Refunding Bonds, Series 1993A, 6.300%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.8%

       10,225   City of Detroit, Michigan, Water Supply System Revenue (Senior Lien)      7/07 at 101.00        AAA      10,282,567
                 Bonds, Series 1997-A, 5.000%, 7/01/27 - MBIA Insured

        2,215   City of Hancock Hospital Finance Authority, FHA-Insured Mortgage Hospital 8/08 at 100.00        AAA       2,302,692
                 Revenue Bonds, Portage Health System, Inc., Series 1998, 4.625%,
                 8/01/18 - MBIA Insured

        4,400   Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage        8/08 at 100.00        AAA       4,611,508
                 Hospital Revenue Bonds, Portage Health System, Inc., Series 1998,
                 5.450%, 8/01/47 - MBIA Insured

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue Bonds,        8/08 at 101.00        Ba3       6,320,055
                 Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23

        3,750   Michigan Strategic Fund, Collateralized Limited Obligation Revenue       12/03 at 102.00        AAA       3,839,100
                 Refunding Bonds, Consumers Power Company Project, Series 1993B,
                 5.800%, 6/15/10 - CAPMAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

        2,585   Minneapolis/St. Paul Housing Finance Board, Minnesota, FNMA/GNMA         11/07 at 102.00        AAA       2,652,830
                 Mortgage-Backed Securities Program, Single Family Mortgage Revenue
                 Bonds, Series 1997, 5.800%, 11/01/30 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,         1/11 at 100.00        AAA       3,585,155
                 Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/25 - FGIC Insured

        2,720   Minnetonka, Minnesota, GNMA Collateralized Multifamily Housing           12/04 at 102.00        AAA       2,809,950
                 Revenue Refunding Bonds, Brier Creek Project, Series 1994A, 6.450%,
                 6/20/24

                                       39


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.4%

$       2,000   Mississippi Higher Education Assistance Corporation, Student Loan         3/04 at 101.00        Aaa     $ 2,025,360
                 Revenue Bonds, Senior Series 1993-B, 5.800%, 9/01/06 (Alternative
                 Minimum Tax)

        5,180   State of Mississippi, General Obligation Bonds, Series 2002A Refunding,     No Opt. Call         AA       5,892,302
                 5.500%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.4%

        2,000   City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A,         7/11 at 100.00        AAA       2,014,420
                 Airport Development Program, 5.000%, 7/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 2.0%

        9,000   Nebraska Higher Education Loan Program Incorporated, Senior Subordinate     No Opt. Call        AAA       9,900,900
                 Bonds, Series 1993A-5A, 6.250%, 6/01/18 (Alternative Minimum Tax) -
                 MBIA Insured

        1,235   Nebraska Investment Finance Authority, Single Family Housing Revenue      3/07 at 101.50        AAA       1,270,272
                 Bonds, 1998 Series F, 5.600%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.4%

        7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement          7/13 at 100.00        AAA       7,114,940
                 Revenue Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured

       10,420   Clark County School District, Nevada, General Obligation Bonds, Series    6/12 at 100.00        AAA      11,363,323
                 2002C, 5.500%, 6/15/18 - MBIA Insured

        4,500   Clark County School District, Nevada, General Obligation School             No Opt. Call        AAA       5,512,455
                 Improvement Bonds, Series 1991A, 7.000%, 6/01/10 - MBIA Insured

        1,030   Nevada Housing Division, Single Family Mortgage Bonds, 1992 Senior        4/04 at 102.00         A1       1,056,347
                 Series B, 6.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.0%

          125   New Hampshire Housing Finance Authority, Single Family Mortgage           1/07 at 102.00        Aa2         131,463
                 Acquisition Revenue Bonds, 1996 Series C, 6.200%, 7/01/16 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.4%

                New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991C:
        2,345    6.500%, 1/01/16 - MBIA Insured                                             No Opt. Call        AAA       2,858,297
          655    6.500%, 1/01/16 - MBIA Insured                                             No Opt. Call        AAA         798,373

       15,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/12 at 100.00        BBB      12,916,650
                 Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

        3,125   Tobacco Settlement Financing Corporation, New Jersey, Tobacco             6/13 at 100.00        BBB       2,840,313
                 Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 14.0%

        1,000   City of New York, New York, General Obligation Bonds, Fiscal Series         No Opt. Call          A       1,042,270
                 1995A, 7.000%, 8/01/04

       14,310   City of New York, New York, General Obligation Bonds, Fiscal Series         No Opt. Call          A      15,168,600
                 1996F, 6.500%, 2/01/05

                New York Transitional Finance Authority, New York, Future Tax
                Secured Bonds, Fiscal Series 1998C:
        1,350    5.000%, 5/01/26 (Pre-refunded to 5/01/08)                                5/08 at 101.00     AA+***       1,520,802
       15,565    5.000%, 5/01/26                                                          5/08 at 101.00        AA+      15,655,121

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal 2000 Series C:
        3,630    5.875%, 11/01/16 (Pre-refunded to 5/15/10)                               5/10 at 101.00     AA+***       4,289,789
        5,000    5.500%, 11/01/24                                                         5/10 at 101.00        AA+       5,335,450

          220   New York City Transitional Finance Authority, Future Tax Secured Bonds,   5/10 at 101.00        AA+         251,759
                 Fiscal 2000 Series A, 5.875%, 11/01/16

        2,320   New York State Medical Care Facilities Finance Agency, Hospital and       2/04 at 101.00        AAA       2,419,760
                 Nursing Home FHA-Insured Mortgage Revenue Bonds, 1992 Series B,
                 6.200%, 8/15/22

        4,200   New York State Medical Care Facilities Finance Agency, FHA-Insured        2/05 at 102.00         AA       4,481,778
                 Mortgage Project Revenue Bonds, 1995 Series B, 6.150%, 2/15/35

                New York State Medical Care Facilities Finance Agency, Hospital
                and Nursing Home FHA-Insured Mortgage Revenue Bonds, 1994 Series A:
        4,685    6.200%, 2/15/21 (Pre-refunded to 2/15/04)                                2/04 at 102.00      AA***       4,848,647
        3,365    6.200%, 2/15/21                                                          2/04 at 102.00         AA       3,475,136


                                       40

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       7,500   New York State Thruway Authority, General Revenue Bonds, Series C,        1/05 at 102.00        AAA     $ 8,072,325
                 6.000%, 1/01/15 (Pre-refunded to 1/01/05) - FGIC Insured

        6,250   Port Authority of New York and New Jersey, Special Project Bonds, JFK       No Opt. Call        AAA       7,113,375
                 International Air Terminal LLC Project, Series 6, 6.250%, 12/01/15
                 (Alternative Minimum Tax) - MBIA Insured

        5,400   Tobacco Settlement Financing Corporation of New York State, Asset         6/10 at 100.00        AA-       5,728,212
                 Backed Bonds, Series 2003-A1, 5.500%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.8%

        2,675   City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds,  6/11 at 101.00        AAA       3,019,915
                 Series 2001, 5.500%, 6/01/13

        2,000   North Carolina Municipal Power Agency Number 1, Catawba Electric            No Opt. Call        AAA       2,327,480
                 Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured

       10,000   North Carolina Municipal Power Agency Number 1, Catawba Electric          1/13 at 100.00        AAA      10,724,600
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.0%

          130   Minot, North Dakota, Single Family Mortgage Revenue Refunding Bonds,      2/04 at 102.00        Aa2         132,217
                 Series 1993, 7.700%, 8/01/10


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.0%

        3,705   Akron, Bath, and Copley Joint Township Hospital District, Ohio,          11/03 at 101.00       Baa1       3,748,830
                 Hospital Facilities Revenue Bonds, Summa Health System Project,
                 Series 1992A, 6.250%, 11/15/07

        9,000   Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%,      1/10 at 101.00        AAA       9,066,780
                 1/01/31 - FSA Insured

        3,000   County of Franklin, Ohio, Development Revenue Bonds, Series 1999,        10/09 at 101.00          A       3,248,730
                 American Chemical Society Project, 5.800%, 10/01/14

        1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue   1/05 at 103.00         Aa       1,011,610
                 Bonds, Hamilton Creek Apartments Project, Series 1994A, 5.550%,
                 7/01/24 (Alternative Minimum Tax)

        1,195   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities              3/05 at 102.00        Aaa       1,240,613
                 Program, Residential Mortgage Revenue Bonds, Series 1995A-1,
                 6.300%, 9/01/17

        4,370   City of Toledo, Ohio, General Obligation Bonds, Series 1994, 5.750%,     12/04 at 102.00        AAA       4,678,129
                 12/01/09 (Pre-refunded to 12/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.9%

          630   Oklahoma Housing Finance Agency, Single Family Mortgage Revenue           3/10 at 101.00        Aaa         663,951
                 Bonds, Homeownership Loan Program, Series 2000-C2, 6.200%, 9/01/28
                 (Alternative Minimum Tax)

                Oklahoma County Finance Authority, Multifamily Housing First
                Mortgage Revenue Bonds, Multiple Apartments Project, Series
                1998A:
        3,495    7.000%, 4/01/18#                                                         4/06 at 102.00        N/R       1,363,050
        7,000    7.125%, 4/01/28#                                                         4/06 at 102.00        N/R       2,730,000

        9,815   Tulsa County Industrial Authority, Oklahoma, First Mortgage Multifamily   3/11 at 101.00        N/R       8,045,454
                 Housing Revenue Bonds, Stoneridge Apartments Project, Series 1999,
                 6.125%, 3/01/39 (Alternative Minimum Tax)

        3,340   Tulsa Industrial Authority, Oklahoma, Revenue and Refunding Bonds,          No Opt. Call        AAA       3,973,598
                 Hillcrest Medical Center Project, Series 1996, 6.500%, 6/01/09 -
                 CONNIE LEE/AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.9%

        5,000   Pennsylvania Economic Development Financing Authority, Resource           1/04 at 102.00       BBB-       5,110,200
                 Recovery Revenue Bonds, Northampton Generating Project, Senior Series
                 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 3.4%

       12,390   Puerto Rico Public Improvement, General Obligation Refunding Bonds,         No Opt. Call        AAA      15,215,416
                 Series 1997, 6.500%, 7/01/13 - MBIA Insured

        3,470   University of Puerto Rico, University System Revenue Bonds, Series O,     6/10 at 100.00        AAA       3,931,961
                 5.750%, 6/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.0%

       20,000   Tobacco Settlement Financing Corporation of Rhode Island, Asset Backed    6/12 at 100.00        BBB      16,784,200
                 Bonds, Series 2002A, 6.250%, 6/01/42


                                       41


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.9%

                Piedmont Municipal Power Agency, Electric Revenue Refunding Bonds,
                Series 1991:
$       5,000    6.250%, 1/01/21 - FGIC Insured                                             No Opt. Call        AAA     $ 5,922,100
        5,750    4.000%, 1/01/23 - MBIA Insured                                           1/04 at 100.00        AAA       5,094,788

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric Revenue           No Opt. Call        AAA       5,700,488
                 Bonds, 1998A Refunding Series, 5.500%, 1/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        1,500   Metropolitan Government of Nashville and Davidson County, Tennessee,      5/08 at 102.00         AA       1,545,765
                 Electric System Revenue Bonds, 1998 Series A, 5.200%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.8%

        4,500   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue      12/03 at 100.00        CCC       3,141,945
                 Bonds, American Airlines, Inc. Project, Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

        3,345   Columbia-Brazoria Independent School District, Texas, Unlimited Tax       2/09 at 100.00        AAA       3,268,165
                 School Building Bonds, Series 1999, 4.750%, 2/01/25

        8,000   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth International   11/11 at 100.00        AAA       8,589,360
                 Airport, Joint Revenue Refunding and Improvement Bonds, Series 2001A,
                 5.875%, 11/01/19 (Alternative Minimum Tax) - FGIC Insured

        6,000   Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue  12/11 at 101.00        N/R       6,075,540
                 Bonds, Legacy Pointe Apartments, Series 2000, 7.500%, 6/01/40
                 (Alternative Minimum Tax)

        7,000   Harris County, Health Facilities Development Corporation, Texas,         11/13 at 100.00        AAA       7,052,080
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

       28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,              No Opt. Call        AAA       7,103,706
                 Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/28 -
                 AMBAC Insured

        7,500   Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding        No Opt. Call        AAA       8,578,125
                 Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured

        5,000   City of Houston, Texas, Water and Sewer System, Junior Lien Revenue      12/07 at 102.00        AAA       5,021,900
                 Refunding Bonds, Series 1997D, 5.000%, 12/01/25 - FGIC Insured

        7,140   Liberty County Housing Development Corporation, Texas, Multifamily        6/09 at 100.00        N/R       6,426,000
                 Housing Revenue Bonds, Series 1999, 7.250%, 6/01/34

          404   Midland Housing Finance Corporation, Texas, Single Family Mortgage       11/05 at 103.00        Aaa         427,284
                 Revenue Refunding Bonds, Series 1992A, 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds, Series
                2001:
        2,300    5.500%, 2/15/21                                                          2/11 at 100.00        AAA       2,473,650
        2,400    5.500%, 2/15/23                                                          2/11 at 100.00        AAA       2,543,736

                Mount Pleasant Independent School District, Titus County, Texas,
                General Obligation Bonds, Series 2001 Refunding:
        3,025    5.000%, 2/15/26                                                          8/11 at 100.00        Aaa       3,037,372
        3,000    5.125%, 2/15/31                                                          8/11 at 100.00        Aaa       3,033,360

        6,000   Raven Hills Higher Education Corporation, Texas, Student Housing Revenue  8/12 at 100.00        Aaa       6,048,180
                 Bonds, Texan Hall LLC - Angelo State University, Series 2002A, 5.000%,
                 8/01/25 - MBIA Insured

        3,410   Retama Development Corporation, Special Facilities Revenue Bonds,           No Opt. Call        AAA       4,762,406
                 Retama Park Racetrack Project, Series 1993, 8.750%, 12/15/12

        4,700   Spring Branch Independent School District, Harris County, Texas, Limited  2/11 at 100.00        AAA       4,757,528
                 Tax Schoolhouse and Refunding Bonds, Series 2001, 5.125%, 2/01/26

        4,259   Texas General Services Commission, Participation Interests, Series 1992,  9/05 at 100.00          A       4,329,441
                 7.500%, 9/01/22

        8,500   Travis County Health Facilities Development Corporation, Texas,          11/03 at 102.00        Aaa       8,678,500
                 Hospital Revenue Bonds, Daughters of Charity National Health System,
                 Series 1993B, 6.000%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 6.4%

        4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South   12/08 at 101.00        N/R       4,143,880
                 Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18


                                       42

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH (continued)

$      17,570   Intermountain Power Agency, Utah, Power Supply Revenue Refunding          7/07 at 102.00        AAA     $19,569,642
                 Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured

                Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
                1996A:
        5,065    6.150%, 7/01/14                                                          7/06 at 102.00      A+***       5,707,749
        2,935    6.150%, 7/01/14                                                          7/06 at 102.00         A+       3,124,542

          755   Utah Housing Finance Agency, Single Family Mortgage Bonds, 2000 Series    7/10 at 100.00         AA         771,784
                 G, 5.875%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds, 2001
                Series C:
        2,325    5.500%, 1/01/18 (Alternative Minimum Tax)                                1/11 at 100.00        AA-       2,453,549
          690    5.650%, 1/01/21 (Alternative Minimum Tax)                                1/11 at 100.00        Aa2         706,332


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.9%

        8,190   Hampton, Virginia, Convention Center Revenue Bonds, Series 2002,          1/13 at 100.00        AAA       8,244,054
                 5.000%, 1/15/35 - AMBAC Insured

        2,645   Suffolk Redevelopment and Housing Authority, Virginia, Multifamily        1/04 at 101.00       Baa2       2,672,244
                 Housing Revenue Refunding Bonds, Chase Heritage Project, Series 1994,
                 7.000%, 7/01/24 (Mandatory put 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.2%

        1,050   King County, Bellevue, Washington, Water and Sewer Revenue Refunding      7/04 at 100.00        Aa2       1,081,763
                 Bonds, Series 1994, 5.875%, 7/01/09

        1,855   Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro  7/09 at 101.00         AA       1,967,932
                 Consolidated System Revenue Bonds, Series 1999A, 6.200%, 7/01/34
                 (Alternative Minimum Tax)

        1,035   Covington Water District, Washington, Water Improvement and Revenue       3/05 at 100.00        AAA       1,101,965
                 Refunding Bonds, Series 1995, 6.050%, 3/01/20 (Pre-refunded to
                 3/01/05) - AMBAC Insured

        1,655   Everett, Washington, General Obligation Bonds, Series 1997, Limited Tax,  9/07 at 100.00        Aaa       1,751,288
                 5.125%, 9/01/17 - FSA Insured

        1,000   Seattle Indian Services Commission, Washington, Special Obligation       11/04 at 100.00        AAA       1,044,600
                 Bonds, Series 1994, 6.000%, 11/01/16

        1,640   Skagit County Housing Authority, Washington, GNMA Collateralized         11/04 at 104.00        AAA       1,729,232
                 Mortgage Loan, Nursing Facility Revenue Bonds, Sea Mar Community
                 Project, Series 1993, 7.000%, 6/20/35

        1,500   Snohomish County School District 6, Mukilteo, Washington, Unlimited         No Opt. Call        AAA       1,731,720
                 Tax General Obligation and Refunding Bonds, Series 1993, 5.700%,
                 12/01/12 - FGIC Insured

        1,570   Spokane Downtown Foundation, Washington, Parking Revenue Bonds,           8/08 at 102.00          D         684,913
                 River Park Square Project, Series 1998, 5.600%, 8/01/19#

        8,155   City of Tacoma, Washington, Electric System Revenue Bonds, Series 2001A   1/11 at 101.00        AAA       9,038,920
                 Refunding, 5.750%, 1/01/20 - FSA Insured

        4,705   City of Tacoma, Washington, Sewer Revenue Bonds, Series 1994B               No Opt. Call        AAA       5,904,304
                 Refunding, 8.000%, 12/01/08 - FGIC Insured

        5,000   Tobacco Settlement Authority, Washington State, Tobacco Settlement        6/13 at 100.00        BBB       4,609,300
                 Asset Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26

                State of Washington, General Obligation Bonds, Series 1994B:
           45    6.000%, 5/01/19 (Pre-refunded to 5/01/04)                                5/04 at 100.00     AA+***          46,124
        1,955    6.000%, 5/01/19 (Pre-refunded to 5/01/04)                                5/04 at 100.00     AA+***       2,003,816

        2,000   Washington State Health Care Facilities Authority, Revenue Bonds,         8/08 at 102.00         AA       1,998,680
                 Highline Community Hospital, Series 1998, 5.000%, 8/15/21 - RAAI
                 Insured

        1,000   Washington Health Care Facilities Authority, Revenue Bonds, Harrison      8/13 at 102.00        AAA       1,009,430
                 Memorial Hospital, Series 1998, 5.000%, 8/15/28 - AMBAC Insured

                Washington Public Power Supply System, Nuclear Project No. 2, Refunding
                Revenue Bonds, Series 1990A:
        6,080    7.250%, 7/01/06                                                            No Opt. Call     Aa1***       6,975,706
          395    7.250%, 7/01/06                                                            No Opt. Call        Aa1         450,703

       11,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding     No Opt. Call        Aa1      13,286,240
                 Revenue Bonds, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Nuclear Project No. 3, Refunding   7/08 at 102.00        Aa1       4,879,634
                 Revenue Bonds, Series 1998A, 5.125%, 7/01/18

        1,400   Washington State University, Housing and Dining System Revenue and       10/04 at 101.00        AAA       1,482,347
                 Refunding Bonds, Series 1994, 6.375%, 10/01/18 (Pre-refunded to
                 10/01/04) - MBIA Insured


                                       43


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                   Portfolio of INVESTMENTS October 31, 2003

    PRINCIPAL                                                                              OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*   RATINGS**          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       1,000   Yakima-Tieton Irrigation District, Yakima County, Washington, Revenue    12/03 at 102.00        AAA     $ 1,024,270
                 Refunding Bonds, Series 1992, 6.125%, 6/01/13 (Pre-refunded to
                 12/01/03) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN -  1.4%

        7,500   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     2/12 at 101.00        AAA       7,706,920
                 Ministry Health Care Inc., Series 2002A, 5.250%, 2/15/32 - MBIA
                 Insured

$     922,074   Total Long-Term Investments (cost $849,883,833) - 153.4%                                                 871,964,011
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.5%

        3,920   Chester County Industrial Development Authority, Pennsylvania,                               VMIG-1       3,920,000
                 Archdiocese of Philadelphia, Variable Revenue Demand Bonds, Series
                 2001, 1.150%, 7/01/31+

        5,000   Connecticut Health and Educational Facilities Authority, Revenue Bonds,                        A-1+       5,000,000
                 Yale University, Variable Rate Demand Bonds, Series 1997, 1.100%,
                 7/01/29+

$       8,920   Total Short-Term Investments (cost $8,920,000)                                                            8,920,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $858,803,833) - 154.9%                                                          880,884,011
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.6%                                                                     26,291,776
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (59.5)%                                                       (338,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 568,775,787
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       44


                            Statement of
                                 ASSETS AND LIABILITIES October 31, 2003

                                                                                  PREMIUM INCOME  PREMIUM INCOME 2  PREMIUM INCOME 4
                                                                                           (NPI)             (NPM)             (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,387,953,255
   $928,721,306 and $858,803,833, respectively)                                   $1,447,395,979      $969,243,175     $880,884,011
Cash                                                                                      14,542           350,672          181,234
Receivables:
   Interest                                                                           23,994,779        14,738,225       15,790,695
   Investments sold                                                                   15,847,460         5,941,239       10,982,075
Other assets                                                                              44,580             7,752           83,001
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                 1,487,297,340       990,281,063      907,921,016
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                     12,856,883        22,631,568               --
Accrued expenses:
   Management fees                                                                       767,221           510,673          480,156
   Other                                                                                 326,579           201,005          243,176
Preferred share dividends payable                                                         34,463            22,221           21,897
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                               13,985,146        23,365,467          745,229
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                               525,000,000       347,000,000      338,400,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  948,312,194      $619,915,596     $568,775,787
====================================================================================================================================
Common shares outstanding                                                             63,785,430        41,093,661       43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                          $        14.87      $      15.09     $      13.15
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      637,854      $    410,937     $    432,367
Paid-in surplus                                                                      901,328,041       570,816,193      587,100,504
Undistributed net investment income                                                   11,705,610         8,474,976        4,870,416
Accumulated net realized gain (loss) from investments                                (24,802,035)         (308,379)     (45,707,678)
Net unrealized appreciation of investments                                            59,442,724        40,521,869       22,080,178
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $ 948,312,194      $619,915,596     $568,775,787
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000      200,000,000
   Preferred                                                                           1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       45

                Statement of
                    OPERATIONS Year Ended October 31, 2003
                                                                                  PREMIUM INCOME  PREMIUM INCOME 2  PREMIUM INCOME 4
                                                                                           (NPI)             (NPM)             (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $78,527,498       $51,849,441      $48,164,034
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                        9,102,635         6,071,847        5,733,480
Preferred shares - auction fees                                                        1,325,941           873,760          853,584
Preferred shares - dividend disbursing agent fees                                         60,000            60,000           80,000
Shareholders' servicing agent fees and expenses                                          252,451            88,201          128,813
Custodian's fees and expenses                                                            342,288           226,761          217,149
Directors' fees and expenses                                                              25,276            16,565           18,723
Professional fees                                                                         89,753            34,637          485,412
Shareholders' reports - printing and mailing expenses                                    157,029            78,552          137,874
Stock exchange listing fees                                                               24,551            16,079           19,779
Investor relations expense                                                               192,558           100,859          124,586
Other expenses                                                                            81,391            49,080           58,181
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                            11,653,873         7,616,341        7,857,581
   Custodian fee credit                                                                  (48,544)          (38,402)         (34,360)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          11,605,329         7,577,939        7,823,221
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 66,922,169        44,271,502       40,340,813
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                             (6,491,900)         (393,349)     (24,848,241)
Change in net unrealized appreciation (depreciation) of investments                    4,768,442        (3,831,125)      11,357,979
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                      (1,723,458)       (4,224,474)     (13,490,262)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (4,760,721)       (2,914,759)      (3,107,195)
From accumulated net realized gains from investments                                          --          (384,068)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions
   to Preferred shareholders                                                          (4,760,721)       (3,298,827)      (3,107,195)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations               $60,437,990       $36,748,201      $23,743,356
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       46


                Statement of
                       CHANGES IN NET ASSETS
                                       PREMIUM INCOME (NPI)              PREMIUM INCOME 2 (NPM)             PREMIUM INCOME 4 (NPT)
                                  -----------------------------      ------------------------------     ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                      10/31/03         10/31/02          10/31/03          10/31/02         10/31/03        10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 66,922,169     $ 70,354,430      $ 44,271,502      $ 48,293,168     $ 40,340,813   $ 43,363,268
Net realized gain (loss) from
   investments                      (6,491,900)      (6,201,951)         (393,349)        4,919,255      (24,848,241)   (18,076,293)
Change in net unrealized appreciation
   (depreciation) of investments     4,768,442      (24,711,552)       (3,831,125)      (17,479,447)      11,357,979    (16,827,256)
Distributions to Preferred Shareholders:
   From net investment income       (4,760,721)      (7,145,600)       (2,914,759)       (4,488,225)      (3,107,195)    (4,693,924)
   From accumulated net realized gains
     from investments                       --               --          (384,068)         (556,725)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  60,437,990       32,295,327        36,748,201        30,688,026       23,743,356      3,765,795
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (60,851,307)     (57,842,053)      (40,327,811)      (39,520,479)     (36,928,470)   (36,793,968)
From accumulated net realized gains
   from investments                         --               --        (4,164,058)       (1,872,949)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (60,851,307)     (57,842,053)      (44,491,869)      (41,393,428)     (36,928,470)   (36,793,968)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares        (413,317)     (25,546,726)       (7,743,668)      (10,705,402)     (13,185,114)   (33,028,173)
Net assets applicable to Common
   shares at the beginning
   of year                         948,725,511      974,272,237       627,659,264       638,364,666      581,960,901    614,989,074
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year      $948,312,194     $948,725,511      $619,915,596      $627,659,264     $568,775,787   $581,960,901
====================================================================================================================================
Undistributed net investment
   income at the end of year      $ 11,705,610     $ 10,662,888      $  8,474,976      $  7,533,957     $  4,870,416   $  4,620,896
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       47


                Notes to
                      FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, Premium Income 2 (NPM) had outstanding when-issued purchase commitments of $22,631,568. There were no such outstanding purchase commitments in Premium Income (NPI) and Premium Income 4 (NPT).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series TH                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the fiscal years ended October 31, 2003 and October 31, 2002.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended October 31, 2003, were as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------

Purchases                               $382,251,467  $251,519,202  $151,743,576
Sales and maturities                     343,654,120   197,657,765   169,274,324
================================================================================

                Notes to
                    FINANCIAL STATEMENTS (continued)


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Cost of investments                   $1,386,976,409  $928,057,156  $858,274,321
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                                            PREMIUM       PREMIUM       PREMIUM
                                             INCOME      INCOME 2      INCOME 4
                                              (NPI)         (NPM)         (NPT)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                        $ 80,569,478   $46,652,609  $ 45,886,732
   Depreciation                         (20,149,908)   (5,466,590)  (23,277,042)
-------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                      $ 60,419,570   $41,186,019  $ 22,609,690
===============================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2003, were as follows:

                                                PREMIUM      PREMIUM     PREMIUM
                                                 INCOME     INCOME 2    INCOME 4
                                                  (NPI)        (NPM)       (NPT)
--------------------------------------------------------------------------------

Undistributed net tax-exempt income         $15,582,555  $10,923,354  $6,663,985
Undistributed net ordinary income *             283,509      258,828     768,631
Undistributed net long-term capital gains            --           --          --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
2003                                             (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income   $65,547,346  $43,115,363  $39,962,183
Distributions from net ordinary income *            --      153,898      100,446
Distributions from net long-term
  capital gains                                     --    4,545,182           --
================================================================================

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
2002                                             (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income   $64,402,305  $43,699,555  $41,452,859
Distributions from net ordinary income *       108,695      118,526           --
Distributions from net long-term
  capital gains                                     --    2,429,675           --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Expiration year:
   2008                                    $12,335,442          $--  $ 2,835,520
   2009                                             --           --           --
   2010                                      6,203,091           --   18,079,555
   2011                                      6,263,502      308,379   24,792,603
--------------------------------------------------------------------------------
Total                                      $24,802,035     $308,379  $45,707,678
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
  ATTRIBUTABLE TO PREFERRED SHARES)                               MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

6. INVESTMENT COMPOSITION

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                PREMIUM      PREMIUM     PREMIUM
                                                INCOME      INCOME 2    INCOME 4
                                                  (NPI)        (NPM)       (NPT)
--------------------------------------------------------------------------------
Consumer Staples                                    3%            3%          5%
Education and Civic Organizations                   6             4           6
Healthcare                                         10             9          10
Housing/Multifamily                                 3             5           8
Housing/Single Family                               7             6           3
Tax Obligation/General                             19            26          16
Tax Obligation/Limited                             20            12          14
Transportation                                     10             6           6
U.S. Guaranteed                                     9            15          12
Utilities                                           8            11          12
Water and Sewer                                     2             2           7
Other                                               3             1           1
--------------------------------------------------------------------------------
                                                  100%          100%        100%
================================================================================

                Notes to
                    FINANCIAL STATEMENTS (continued)



Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (60% for Premium Income (NPI), 58% for Premium Income 2 (NPM) and 58% for Premium Income 4
(NPT)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 15, 2003, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0800       $.0815       $.0710
================================================================================

                Financial
                       HIGHLIGHTS

                Financial
                       HIGHLIGHTS

Selected data for a Common share outstanding throughout each year:
                                                    Investment Operations                                Less Distributions
                                -----------------------------------------------------------------  ------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                  Net
                     Beginning                        Net     Investment         Capital           Investment    Capital
                        Common                  Realized/      Income to        Gains to            Income to   Gains to
                         Share         Net     Unrealized      Preferred       Preferred               Common     Common
                     Net Asset  Investment     Investment         Share-          Share-               Share-     Share-
                         Value      Income    Gain (Loss)        holders+        holders+   Total     holders    holders    Total
==================================================================================================================================
PREMIUM INCOME (NPI)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                    $14.87       $1.05         $ (.03)         $(.07)           $ --   $  .95       $(.95)      $ --   $ (.95)
2002                     15.27        1.10           (.48)          (.11)             --      .51        (.91)        --     (.91)
2001                     14.23        1.12            .98           (.26)             --     1.84        (.80)        --     (.80)
2000                     13.46        1.11            .78           (.33)             --     1.56        (.79)        --     (.79)
1999                     15.66        1.09          (2.10)          (.24)           (.02)   (1.27)       (.85)      (.07)    (.92)

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     15.27        1.08           (.10)          (.07)           (.01)     .90        (.98)      (.10)   (1.08)
2002                     15.53        1.17           (.30)          (.11)           (.01)     .75        (.96)      (.05)   (1.01)
2001                     14.75        1.21            .73           (.27)             --     1.67        (.89)        --     (.89)
2000                     14.61        1.22            .20           (.34)             --     1.08        (.92)      (.02)    (.94)
1999                     16.15        1.18          (1.48)          (.24)           (.01)    (.55)       (.94)      (.04)    (.98)

PREMIUM INCOME 4 (NPT)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     13.46         .93           (.32)          (.07)             --      .54        (.85)        --     (.85)
2002                     14.22        1.00           (.80)          (.11)             --      .09        (.85)        --     (.85)
2001                     13.54        1.08            .66           (.25)             --     1.49        (.81)        --     (.81)
2000                     13.50        1.11            .07           (.32)             --      .86        (.82)        --     (.82)
1999                     15.05        1.09          (1.56)          (.24)             --     (.71)       (.83)        --     (.83)
==================================================================================================================================

                                                                      Total Returns
                                                                  -------------------
                               Offering                                         Based
                              Costs and       Ending                               on
                              Preferred       Common               Based       Common
                                  Share        Share     Ending       on    Share Net
                           Underwriting    Net Asset     Market   Market        Asset
                              Discounts        Value      Value    Value*       Value*
======================================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003                               $ --       $14.87   $14.0600     6.48%        6.58%
2002                                 --        14.87    14.1100     5.51         3.47
2001                                 --        15.27    14.2500    26.60        13.22
2000                                 --        14.23    11.9375     4.10        12.03
1999                               (.01)       13.46    12.2500   (14.03)       (8.59)

PREMIUM INCOME 2 (NPM)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                 --        15.09    14.2500     6.57         6.07
2002                                 --        15.27    14.4000     5.59         5.03
2001                                 --        15.53    14.6100    17.31        11.63
2000                                 --        14.75    13.2500    (2.03)        7.71
1999                               (.01)       14.61    14.5000    (8.59)       (3.66)

PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                 --        13.15    12.5200     3.09         4.12
2002                                 --        13.46    12.9700      .52          .76
2001                                 --        14.22    13.7500    18.68        11.28
2000                                 --        13.54    12.3125     3.28         6.58
1999                               (.01)       13.50    12.7500    (8.77)       (5.03)
======================================================================================

                                                               Ratios/Supplemental Data
                            ---------------------------------------------------------------------------------------------
                                                     Before Credit                     After Credit**
                                              ----------------------------    ------------------------------
                                                            Ratio of Net                     Ratio of Net
                                                Ratio of      Investment        Ratio of       Investment
                                 Ending         Expenses       Income to        Expenses        Income to
                                    Net       to Average         Average      to Average          Average
                                 Assets       Net Assets      Net Assets      Net Assets       Net Assets
                             Applicable       Applicable      Applicable      Applicable       Applicable      Portfolio
                              to Common        to Common       to Common       to Common        to Common       Turnover
                            Shares (000)          Shares++        Shares++        Shares++         Shares++         Rate
=========================================================================================================================
PREMIUM INCOME (NPI)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                           $948,312             1.22%           7.02%           1.22%            7.02%            24%
2002                            948,726             1.22            7.39            1.22             7.39              4
2001                            974,272             1.22            7.49            1.21             7.50             20
2000                            907,640             1.28            8.09            1.27             8.10             18
1999                            858,491             1.18            7.28            1.17             7.29             15

PREMIUM INCOME 2 (NPM)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                            619,916             1.22            7.06            1.21             7.07             21
2002                            627,659             1.22            7.70            1.21             7.71             21
2001                            638,365             1.23            7.93            1.21             7.95             12
2000                            605,973             1.23            8.38            1.22             8.39              7
1999                            600,481             1.15            7.60            1.15             7.60              5

PREMIUM INCOME 4 (NPT)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                            568,776             1.36            6.95            1.35             6.96             17
2002                            581,961             1.36            7.36            1.35             7.37             16
2001                            614,989             1.34            7.73            1.33             7.74             10
2000                            585,387             1.27            8.22            1.26             8.23             14
1999                            583,541             1.20            7.51            1.20             7.51             14
=========================================================================================================================

                                Preferred Shares at End of Period
                             ---------------------------------------
                               Aggregate    Liquidation
                                  Amount     and Market        Asset
                             Outstanding          Value     Coverage
                                    (000)     Per Share    Per Share
====================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------
Year Ended 10/31:
2003                            $525,000        $25,000      $70,158
2002                             525,000         25,000       70,177
2001                             525,000         25,000       71,394
2000                             525,000         25,000       68,221
1999                             525,000         25,000       65,881

PREMIUM INCOME 2 (NPM)
--------------------------------------------------------------------
Year Ended 10/31:
2003                             347,000         25,000       69,663
2002                             347,000         25,000       70,220
2001                             347,000         25,000       70,992
2000                             347,000         25,000       68,658
1999                             347,000         25,000       68,262

PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------
Year Ended 10/31:
2003                             338,400         25,000       67,019
2002                             338,400         25,000       67,983
2001                             338,400         25,000       70,434
2000                             338,400         25,000       68,247
1999                             338,400         25,000       68,110
====================================================================


* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


                                 See accompanying notes to financial statements.


                                  54-55 SPREAD


                Directors
                        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors of the Funds. The number of directors of the Funds is currently set at twelve. None of the directors who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director                   Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director           2001    Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director           1997    Private Investor and Management Consultant.                           141
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director           1993    Retired (since 1989) as Senior Vice President of The                  141
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Director           1999    President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director           1994    Retired, formerly, Executive Director (since 1998) of Manitoga/       141
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Director           1992    Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Director           1992    Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606


                                       56


                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director           1991    Adjunct Professor of Business and Economics, University of            141
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director           1997    Senior Partner and Chief Operating Officer, Miller-Valentine          141
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director           1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          141
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Director           1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606


                                       57

                Directors
                        AND OFFICERS (CONTINUED)

                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice President     2001    Vice President of Nuveen Advisory Corp. (since 2001);                 142
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.;                              128
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


                                       58

                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003), previously, Assistant                    128
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003);                 128
10/27/65                                                  previously, Principal and portfolio manager with The Vanguard
333 W. Wacker Drive                                       Group (1999-2003); prior thereto, Assistant Vice President
Chicago, IL 60606                                         of the Nuveen Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Director was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                Build Your Wealth
                       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF DIRECTORS
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended October 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     EAN-E-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund 4, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.